Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (4.0%)
*	RBC Bearings Inc.	77,186	15,305
	Commercial Metals Co.	315,935	13,506
	UFP Industries Inc.	161,659	12,626
	Mueller Industries Inc.	151,261	11,233
	Balchem Corp.	86,178	10,654
	Cabot Corp.	150,480	10,305
*	Livent Corp.	438,670	10,111
	Avient Corp.	246,069	8,982
	Sensient Technologies Corp.	113,483	8,174
	Hecla Mining Co.	1,495,251	7,970
*	Arconic Corp.	274,326	7,931
	Boise Cascade Co.	106,890	7,677
	Quaker Chemical Corp.	36,683	6,963
	Innospec Inc.	66,874	6,176
	Carpenter Technology Corp.	129,161	5,891
	Materion Corp.	55,176	5,536
	Stepan Co.	57,710	5,306
*	Constellium SE Class A	341,743	5,092
	Minerals Technologies Inc.	87,639	4,874
*	Ingevity Corp.	101,385	4,784
	Worthington Industries Inc.	84,952	4,768
	Orion Engineered Carbons SA	163,654	3,795
	Sylvamo Corp.	92,226	3,636
	Tronox Holdings plc Class A	316,086	3,363
*	Novagold Resources Inc.	646,987	3,332
	Compass Minerals International Inc.	93,103	2,954
	Kaiser Aluminum Corp.	43,075	2,602
*,1	Piedmont Lithium Inc.	47,158	2,583
*,1	Uranium Energy Corp.	964,253	2,497
*,1	Energy Fuels Inc.	420,986	2,475
	Hawkins Inc.	52,588	2,468
	AdvanSix Inc.	72,496	2,385
*	Ecovyst Inc.	229,344	2,303
*	US Silica Holdings Inc.	201,035	2,278
*	Coeur Mining Inc.	756,039	2,268
	GrafTech International Ltd.	522,505	2,242
	Mativ Holdings Inc.	146,712	2,209
*	TimkenSteel Corp.	120,072	2,045
	Schnitzer Steel Industries Inc. Class A	69,200	1,904
*	LSB Industries Inc.	200,286	1,863
	Ryerson Holding Corp.	52,403	1,781
*	Perimeter Solutions SA	318,006	1,724

		Shares	Market Value ($000)
	Koppers Holdings Inc.	54,841	1,588
*,1	Ivanhoe Electric Inc.	125,604	1,569
	Haynes International Inc.	33,396	1,450
*	Clearwater Paper Corp.	45,387	1,379
	American Vanguard Corp.	76,126	1,299
*,1	Origin Materials Inc.	285,285	1,207
*	Century Aluminum Co.	139,486	1,094
	Olympic Steel Inc.	26,148	1,094
	Omega Flex Inc.	8,914	929
*	Northwest Pipe Co.	26,485	703
	FutureFuel Corp.	70,033	595
*	Rayonier Advanced Materials Inc.	166,259	565
*	Intrepid Potash Inc.	29,880	525
	Tredegar Corp.	73,050	514
*,1	Ur-Energy Inc.	565,598	508
*	Dakota Gold Corp.	139,684	462
*,1	Amyris Inc.	545,469	460
*	Alto Ingredients Inc.	193,663	389
	Glatfelter Corp.	118,337	340
*	5e Advanced Materials Inc.	104,696	297
*	Unifi Inc.	37,992	274
*	Polymet Mining Corp.	151,181	207
*,1	Hycroft Mining Holding Corp.	402,013	135
	Valhi Inc.	6,230	77
			244,231
Consumer Discretionary (13.3%)
	Texas Roadhouse Inc. Class A	181,201	19,552
*	Crocs Inc.	164,110	18,426
	Wingstop Inc.	81,069	16,162
	Murphy USA Inc.	54,426	15,044
*	Light & Wonder Inc.	255,563	14,897
*	elf Beauty Inc.	132,953	13,830
*	Asbury Automotive Group Inc.	59,919	12,530
*	Taylor Morrison Home Corp. Class A	282,567	11,989
	Meritage Homes Corp.	98,120	11,316
*	Goodyear Tire & Rubber Co.	759,542	10,429
*	Fox Factory Holding Corp.	114,780	10,206
	Academy Sports & Outdoors Inc.	205,542	10,063
*	Visteon Corp.	75,274	10,055
*	Hilton Grand Vacations Inc.	232,382	9,934
*	Duolingo Inc.	65,100	9,737
	TEGNA Inc.	602,460	9,332
	KB Home	204,980	8,882
*	Adient plc	256,538	8,643
	Group 1 Automotive Inc.	38,203	8,539
*	Skyline Champion Corp.	144,363	8,392
*	Tri Pointe Homes Inc.	272,759	7,967
	Signet Jewelers Ltd.	120,895	7,676
	LCI Industries	67,264	7,267
*	frontdoor Inc.	224,076	6,908
*	Shake Shack Inc. Class A	101,329	6,705
	International Game Technology plc	265,811	6,520
	Steven Madden Ltd.	207,969	6,491
*	Topgolf Callaway Brands Corp.	378,325	6,458
	MDC Holdings Inc.	157,870	6,359
*	LGI Homes Inc.	55,472	6,311
	Red Rock Resorts Inc. Class A	137,271	6,258
	Papa John's International Inc.	88,297	6,191

		Shares	Market Value ($000)
*	Helen of Troy Ltd.	64,255	6,186
	Inter Parfums Inc.	48,588	6,103
*	SeaWorld Entertainment Inc.	107,353	5,986
	Rush Enterprises Inc. Class A	113,816	5,949
	Kontoor Brands Inc.	150,418	5,890
*	Cavco Industries Inc.	23,580	5,871
	Cracker Barrel Old Country Store Inc.	59,791	5,861
*	Dorman Products Inc.	71,354	5,855
	Bloomin' Brands Inc.	236,567	5,652
	Graham Holdings Co. Class B	9,978	5,635
	Foot Locker Inc.	218,020	5,520
*	ACV Auctions Inc. Class A	318,496	5,427
*	Boot Barn Holdings Inc.	79,837	5,399
*	National Vision Holdings Inc.	212,227	5,359
*	Urban Outfitters Inc.	172,944	5,330
*	M/I Homes Inc.	72,147	5,099
	PriceSmart Inc.	69,479	5,036
*	Adtalem Global Education Inc.	121,278	5,033
*	Sonos Inc.	344,954	5,012
*	Gentherm Inc.	89,547	4,922
	Century Communities Inc.	76,281	4,854
	Jack in the Box Inc.	56,014	4,849
	Strategic Education Inc.	61,355	4,842
*	Cinemark Holdings Inc.	294,701	4,718
*,1	Luminar Technologies Inc. Class A	679,438	4,627
*	Stride Inc.	113,655	4,593
	Dana Inc.	349,594	4,499
	Winnebago Industries Inc.	80,671	4,489
	Spirit Airlines Inc.	294,680	4,482
*	PROG Holdings Inc.	135,144	4,410
	Laureate Education Inc.	363,764	4,402
*	OPENLANE Inc.	292,228	4,389
*	Knowles Corp.	243,581	4,380
*	ODP Corp.	108,306	4,339
*	Brinker International Inc.	117,511	4,299
	American Eagle Outfitters Inc.	416,901	4,240
	John Wiley & Sons Inc. Class A	116,232	4,184
*	Allegiant Travel Co.	42,598	4,153
	Cheesecake Factory Inc.	131,298	4,114
*	Abercrombie & Fitch Co. Class A	131,765	4,089
	Oxford Industries Inc.	40,440	4,042
	Upbound Group Inc.	135,112	4,041
*	SkyWest Inc.	134,960	4,037
	Acushnet Holdings Corp.	90,099	4,033
*	Vista Outdoor Inc.	151,275	4,028
*	XPEL Inc.	58,288	4,014
*	Coursera Inc.	309,069	3,913
*	Central Garden & Pet Co. Class A	108,977	3,743
*	Liberty Media Corp.- Liberty Braves Class C	102,017	3,742
*	Dave & Buster's Entertainment Inc.	116,297	3,739
*	Green Brick Partners Inc.	73,445	3,516
	Monro Inc.	84,406	3,492
	Scholastic Corp.	79,573	3,380
*	Sally Beauty Holdings Inc.	289,683	3,262
*	Everi Holdings Inc.	233,329	3,243
*	Cars.com Inc.	178,957	3,159
	Matthews International Corp. Class A	80,887	3,114
	La-Z-Boy Inc.	116,305	3,108

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class B	313,442	3,037
*	Chegg Inc.	336,532	3,022
*,1	Fisker Inc.	481,055	3,021
	Dillard's Inc. Class A	10,775	2,966
[1]	Krispy Kreme Inc.	194,644	2,908
*	Malibu Boats Inc. Class A	55,081	2,889
[1]	Camping World Holdings Inc. Class A	105,555	2,845
	HNI Corp.	111,553	2,845
*	Figs Inc. Class A	345,132	2,844
	Wolverine World Wide Inc.	210,469	2,816
	MillerKnoll Inc.	205,743	2,788
*	Sabre Corp.	883,646	2,739
*	iRobot Corp.	72,897	2,584
	Buckle Inc.	81,800	2,512
	Winmark Corp.	7,624	2,485
*	Madison Square Garden Entertainment Corp.	70,551	2,476
	Sturm Ruger & Co. Inc.	46,483	2,397
	Dine Brands Global Inc.	39,991	2,393
*	PowerSchool Holdings Inc. Class A	123,668	2,342
	Monarch Casino & Resort Inc.	35,905	2,330
*	Golden Entertainment Inc.	54,504	2,297
*	Sweetgreen Inc. Class A	239,286	2,280
*	Arlo Technologies Inc.	235,074	2,273
*	Imax Corp.	128,084	2,221
*	Corsair Gaming Inc.	109,540	2,160
*	Life Time Group Holdings Inc.	113,223	2,152
*	Overstock.com Inc.	114,827	2,151
*	Perdoceo Education Corp.	182,440	2,151
*	American Axle & Manufacturing Holdings Inc.	304,907	2,058
[1]	Franchise Group Inc.	70,301	2,046
	Sonic Automotive Inc. Class A	48,673	2,017
*	Udemy Inc.	197,246	1,972
*	Integral Ad Science Holding Corp.	103,505	1,957
	Standard Motor Products Inc.	54,377	1,921
*	G-III Apparel Group Ltd.	116,081	1,867
*	OneSpaWorld Holdings Ltd.	178,771	1,865
*	Clean Energy Fuels Corp.	457,251	1,838
	Ermenegildo Zegna NV	161,479	1,838
	Ruth's Hospitality Group Inc.	85,569	1,834
*	BJ's Restaurants Inc.	61,183	1,822
*	Chuy's Holdings Inc.	48,571	1,789
*	Portillo's Inc. Class A	86,562	1,737
	RCI Hospitality Holdings Inc.	23,334	1,685
*	Sun Country Airlines Holdings Inc.	89,398	1,681
	A-Mark Precious Metals Inc.	49,604	1,680
*	Revolve Group Inc.	110,223	1,678
*	Sphere Entertainment Co.	70,239	1,677
*	Denny's Corp.	150,281	1,664
	Sinclair Broadcast Group Inc. Class A	107,983	1,661
*	MarineMax Inc.	57,882	1,642
	Arko Corp.	225,259	1,633
*	Beazer Homes USA Inc.	80,073	1,623
[1]	Guess? Inc.	84,172	1,617
*	Lions Gate Entertainment Corp. Class A	156,925	1,616
*	Thryv Holdings Inc.	69,011	1,608
	Caleres Inc.	92,838	1,602
	Gray Television Inc.	221,366	1,556
	Ethan Allen Interiors Inc.	61,342	1,535

		Shares	Market Value ($000)
	Steelcase Inc. Class A	236,081	1,532
*	Chico's FAS Inc.	330,166	1,499
*	GoPro Inc. Class A	353,052	1,483
*	Xponential Fitness Inc. Class A	54,902	1,454
	Smith & Wesson Brands Inc.	123,424	1,448
*	Accel Entertainment Inc. Class A	151,791	1,416
*	Bally's Corp.	97,747	1,328
*	America's Car-Mart Inc.	15,875	1,294
*	Viad Corp.	55,359	1,285
*	Stagwell Inc.	206,369	1,279
*	Master Craft Boat Holdings Inc.	47,833	1,268
*	QuinStreet Inc.	136,398	1,258
*	EW Scripps Co. Class A	157,821	1,244
	Hibbett Inc.	34,232	1,233
*	Clear Channel Outdoor Holdings Inc.	991,449	1,219
*	Vizio Holding Corp. Class A	182,927	1,195
	Kimball International Inc. Class B	96,617	1,188
*	Rover Group Inc. Class A	252,557	1,174
*	Stoneridge Inc.	71,619	1,172
*	Instructure Holdings Inc.	47,035	1,155
*,1	European Wax Center Inc. Class A	66,545	1,153
*	Hawaiian Holdings Inc.	140,838	1,128
*	Boston Omaha Corp. Class A	59,086	1,127
*	Hovnanian Enterprises Inc. Class A	13,054	1,096
	Interface Inc. Class A	157,565	1,092
*,1	Dream Finders Homes Inc. Class A	56,699	1,051
*	Funko Inc. Class A	86,003	1,049
	Haverty Furniture Cos. Inc.	39,665	1,047
	Movado Group Inc.	40,880	1,040
*	Sleep Number Corp.	57,247	1,038
*	Kura Sushi USA Inc. Class A	12,421	1,012
	Aaron's Co. Inc.	82,446	1,009
*	Liberty Media Corp.- Liberty Braves Class A	26,844	1,003
*	Liquidity Services Inc.	66,116	1,000
	Marcus Corp.	64,306	983
*	Daily Journal Corp.	3,290	970
*	Playstudios Inc.	213,606	968
*	Neogames SA	35,365	964
	Rush Enterprises Inc. Class B	16,539	962
*	WW International Inc.	145,853	957
*	Central Garden & Pet Co.	26,144	949
	Carriage Services Inc. Class A	35,774	936
*	AMC Networks Inc. Class A	81,627	923
*	Bowlero Corp.	79,470	911
	Shoe Carnival Inc.	45,970	900
	Global Industrial Co.	34,973	870
*	Gannett Co. Inc.	389,843	865
*	Lindblad Expeditions Holdings Inc.	90,870	861
*	OneWater Marine Inc. Class A	30,836	857
	Designer Brands Inc. Class A	135,409	849
*	Frontier Group Holdings Inc.	100,935	831
*	2U Inc.	205,620	822
	Johnson Outdoors Inc. Class A	14,393	817
*,1	Stitch Fix Inc. Class A	225,289	809
*,1	Vuzix Corp.	160,255	804
*	Inspired Entertainment Inc.	57,722	793
*	Lovesac Co.	37,512	791
*,1	Blink Charging Co.	116,406	783

		Shares	Market Value ($000)
*	Eastman Kodak Co.	156,031	782
*	Qurate Retail Inc. Series A	941,293	781
*	iHeartMedia Inc. Class A	323,230	766
	Alta Equipment Group Inc.	56,094	763
	Bluegreen Vacations Holding Class A	25,637	733
*	First Watch Restaurant Group Inc.	40,787	720
*	Zumiez Inc.	42,211	678
*	Quotient Technology Inc.	245,564	663
	Entravision Communications Corp. Class A	159,448	659
*	Destination XL Group Inc.	157,484	655
	Build-A-Bear Workshop Inc.	35,948	654
	Clarus Corp.	77,663	642
*	Full House Resorts Inc.	88,727	630
*	Genesco Inc.	32,946	594
	Purple Innovation Inc. Class A	168,386	583
*	Selectquote Inc.	362,470	580
*	Universal Technical Institute Inc.	89,213	574
*	CarParts.com Inc.	137,492	573
*	1-800-Flowers.com Inc. Class A	69,568	565
*	Century Casinos Inc.	73,869	502
*	Rush Street Interactive Inc.	162,329	487
	El Pollo Loco Holdings Inc.	52,788	482
*	Children's Place Inc.	31,866	479
*	Turtle Beach Corp.	41,929	477
*	Tilly's Inc. Class A	60,798	474
*	Sportsman's Warehouse Holdings Inc.	100,149	454
*	Legacy Housing Corp.	23,557	449
*	Outbrain Inc.	97,055	449
*	Cardlytics Inc.	85,384	441
[1]	Big 5 Sporting Goods Corp.	58,069	439
*	Tile Shop Holdings Inc.	82,572	434
*	ONE Group Hospitality Inc.	61,453	434
	Weyco Group Inc.	15,899	431
*	Snap One Holdings Corp.	48,300	426
*,1	Canoo Inc.	761,321	423
*,1	AMMO Inc.	237,989	419
*	Latham Group Inc.	116,391	419
*	Biglari Holdings Inc. Class B	2,028	418
*	Holley Inc.	137,808	408
	Cato Corp. Class A	48,407	390
*,1	Nerdy Inc.	150,230	389
	Big Lots Inc.	75,969	381
*	Noodles & Co. Class A	110,569	370
*,1	ContextLogic Inc. Class A	52,567	368
*,1	Sonder Holdings Inc.	505,123	359
*,1	Reservoir Media Inc.	54,894	357
	Rocky Brands Inc.	18,429	352
*	LL Flooring Holdings Inc.	76,822	346
	Marine Products Corp.	22,444	343
*	Traeger Inc.	90,864	335
*,1	Faraday Future Intelligent Electric Inc.	1,350,694	333
*	ThredUP Inc. Class A	159,049	329
*	Citi Trends Inc.	21,796	319
*,1	RumbleON Inc. Class B	28,552	312
*	Allbirds Inc. Class A	257,691	304
*,1	RealReal Inc.	237,269	303
*	BARK Inc.	290,513	302
*	Motorcar Parts of America Inc.	51,147	282

		Shares	Market Value ($000)
	Superior Group of Cos. Inc.	32,316	281
*	Universal Electronics Inc.	32,395	261
*	Lands' End Inc.	41,440	260
*	Fossil Group Inc.	126,771	257
*,1	Rent the Runway Inc. Class A	127,716	257
*	American Public Education Inc.	50,271	252
*	Solo Brands Inc. Class A	59,568	245
*	Gambling.com Group Ltd.	24,045	244
*,1	Vacasa Inc. Class A	311,316	239
*	Container Store Group Inc.	96,343	237
*	Duluth Holdings Inc. Class B	36,022	195
*	Landsea Homes Corp.	26,608	192
*	Urban One Inc.	29,344	168
	Lifetime Brands Inc.	34,037	167
*	Cumulus Media Inc. Class A	46,801	151
*,1	Cenntro Electric Group Ltd.	484,632	146
*	Conn's Inc.	35,087	142
*	Urban One Inc. (XNCM)	22,325	140
*,1	Wheels Up Experience Inc.	436,532	126
	NL Industries Inc.	22,039	123
*,1	Focus Universal Inc.	70,099	117
*,1	Lordstown Motors Corp. Class A	31,835	108
*	Lulu's Fashion Lounge Holdings Inc.	44,016	107
*	Tupperware Brands Corp.	117,837	105
*,1	Aterian Inc.	173,613	101
*	F45 Training Holdings Inc.	97,752	100
*,1	Express Inc.	173,179	99
*,1	Torrid Holdings Inc.	38,330	87
*,1	Ondas Holdings Inc.	94,291	82
	CompX International Inc.	4,296	80
*,1	Mullen Automotive Inc.	107,981	78
*	Inspirato Inc.	54,116	51
[1]	JOANN Inc.	29,926	47
*,1	Owlet Inc.	190,218	42
*,1	Bird Global Inc. Class A	17,667	36
*	aka Brands Holding Corp.	30,473	12
			804,888
Consumer Staples (3.4%)
*	Celsius Holdings Inc.	150,286	18,865
*	BellRing Brands Inc.	361,422	13,235
	Lancaster Colony Corp.	52,535	10,327
*	Sprouts Farmers Market Inc.	286,605	9,905
*	Hostess Brands Inc. Class A	360,941	8,980
*	Simply Good Foods Co.	240,372	8,699
	Coca-Cola Consolidated Inc.	12,705	8,407
	WD-40 Co.	36,977	7,013
*	TreeHouse Foods Inc.	137,638	6,517
	J & J Snack Foods Corp.	41,146	6,334
	Energizer Holdings Inc.	192,626	6,280
	Primo Water Corp.	426,734	5,492
	Edgewell Personal Care Co.	139,161	5,420
	Cal-Maine Foods Inc.	102,498	4,874
	Vector Group Ltd.	388,853	4,553
	Nu Skin Enterprises Inc. Class A	132,892	4,429
*	United Natural Foods Inc.	161,429	4,312
	MGP Ingredients Inc.	37,967	3,609
	Andersons Inc.	86,603	3,378
	Universal Corp.	65,359	3,369

		Shares	Market Value ($000)
*	National Beverage Corp.	63,897	3,158
*	Herbalife Ltd.	264,858	3,136
	Ingles Markets Inc. Class A	38,462	3,087
*	Hain Celestial Group Inc.	242,608	2,962
	Utz Brands Inc.	177,791	2,925
*	Chefs' Warehouse Inc.	92,301	2,872
	John B Sanfilippo & Son Inc.	24,160	2,808
	Weis Markets Inc.	44,545	2,652
	B&G Foods Inc.	192,304	2,463
	Medifast Inc.	29,425	2,316
	Fresh Del Monte Produce Inc.	82,726	2,181
	SpartanNash Co.	94,051	2,154
*	Vita Coco Co. Inc.	75,583	2,017
*	Sovos Brands Inc.	103,329	1,962
*	Beauty Health Co.	237,129	1,907
*	USANA Health Sciences Inc.	30,459	1,848
*	SunOpta Inc.	263,484	1,773
	Tootsie Roll Industries Inc.	43,356	1,694
*,1	Beyond Meat Inc.	165,826	1,683
	Calavo Growers Inc.	46,803	1,513
*	Duckhorn Portfolio Inc.	114,146	1,487
*	Mission Produce Inc.	107,839	1,316
	ACCO Brands Corp.	247,694	1,199
*	Vital Farms Inc.	80,547	1,167
	Turning Point Brands Inc.	39,785	833
[1]	PetMed Express Inc.	54,407	807
*	Seneca Foods Corp. Class A	13,840	640
*	Lifecore Biomedical Inc.	71,616	587
*	GrowGeneration Corp.	153,591	568
*	Benson Hill Inc.	461,840	550
	Village Super Market Inc. Class A	22,967	477
	Alico Inc.	18,917	438
*	Nature's Sunshine Products Inc.	36,729	411
*,1	Brookfield Realty Capital Corp.	72,002	388
*	HF Foods Group Inc.	101,845	367
*	Whole Earth Brands Inc.	110,899	321
	Natural Grocers by Vitamin Cottage Inc.	25,044	277
*,1	22nd Century Group Inc.	430,363	267
*,1	Rite Aid Corp.	147,990	265
*	Honest Co. Inc.	176,794	260
*,1	PLBY Group Inc.	120,690	182
*,1	Veru Inc.	173,259	172
*,1	AppHarvest Inc.	276,503	127
*,1	Vintage Wine Estates Inc.	85,294	96
*,1	Local Bounti Corp.	171,398	75
*,1	Tattooed Chef Inc.	135,300	74
			204,460
Energy (6.5%)
	Chord Energy Corp.	112,322	16,067
	Murphy Oil Corp.	398,679	13,874
	ChampionX Corp.	541,639	13,682
	Matador Resources Co.	304,690	13,397
	Civitas Resources Inc.	199,524	13,328
*	Denbury Inc.	135,525	12,220
	PBF Energy Inc. Class A	320,064	11,782
*	Weatherford International plc	191,106	10,786
*	Shoals Technologies Group Inc. Class A	440,379	10,345
*	Valaris Ltd.	164,828	9,516

		Shares	Market Value ($000)
	Equitrans Midstream Corp.	1,111,869	9,484
	Magnolia Oil & Gas Corp. Class A	472,153	9,127
*	Array Technologies Inc.	408,028	9,046
	SM Energy Co.	327,782	8,617
*	Noble Corp. plc	228,188	8,612
	Arcosa Inc.	131,073	8,606
	Helmerich & Payne Inc.	278,246	8,592
	California Resources Corp.	200,244	7,517
*	Kosmos Energy Ltd.	1,220,330	7,273
*	CNX Resources Corp.	454,825	7,027
	Permian resources Corp. Class A	635,495	5,929
	Peabody Energy Corp.	318,683	5,787
	Patterson-UTI Energy Inc.	579,835	5,648
*	Tidewater Inc.	125,857	5,640
*	Golar LNG Ltd.	273,337	5,623
	Alpha Metallurgical Resources Inc.	41,265	5,570
	Northern Oil and Gas Inc.	178,854	5,350
	Cactus Inc. Class A	169,132	5,341
	CONSOL Energy Inc.	92,726	5,003
[1]	Sitio Royalties Corp. Class A	192,016	4,893
	Warrior Met Coal Inc.	139,222	4,564
	Liberty Energy Inc. Class A	363,963	4,273
*	Green Plains Inc.	145,581	4,222
	Arch Resources Inc.	40,130	4,147
*	Oceaneering International Inc.	270,811	4,146
	Delek US Holdings Inc.	187,568	4,130
*	Callon Petroleum Co.	133,215	4,080
*	Expro Group Holdings NV	235,181	3,902
	World Fuel Services Corp.	165,700	3,790
*,1	Borr Drilling Ltd.	545,935	3,740
*	Ameresco Inc. Class A	86,033	3,706
*	NexTier Oilfield Solutions Inc.	474,758	3,580
	Archrock Inc.	366,227	3,296
*	NEXTracker Inc. Class A	83,468	3,193
*	Diamond Offshore Drilling Inc.	273,824	2,998
*	Gulfport Energy Corp.	29,679	2,879
*	Par Pacific Holdings Inc.	132,574	2,826
*	NOW Inc.	298,760	2,656
*	Fluence Energy Inc.	99,485	2,467
*	Helix Energy Solutions Group Inc.	385,406	2,420
*,1	SunPower Corp.	222,382	2,357
*,1	FuelCell Energy Inc.	1,102,096	2,336
*	Talos Energy Inc.	189,327	2,331
	Comstock Resources Inc.	247,309	2,305
*,1	Stem Inc.	388,750	2,146
*	Nabors Industries Ltd. (XNYS)	24,589	2,058
*	Dril-Quip Inc.	90,847	2,030
*	MRC Global Inc.	223,957	1,946
	Ranger Oil Corp. Class A	51,729	1,901
	CVR Energy Inc.	79,764	1,867
*	Vital Energy Inc.	44,695	1,854
*,1	Tellurian Inc.	1,375,418	1,664
*	ProPetro Holding Corp.	236,857	1,580
*	Bristow Group Inc.	63,479	1,552
	SunCoke Energy Inc.	224,722	1,526
[1]	Kinetik Holdings Inc. Class A	44,715	1,455
*,1	Earthstone Energy Inc. Class A	118,360	1,422
	Select Energy Services Inc.	194,096	1,409

		Shares	Market Value ($000)
*	REX American Resources Corp.	41,911	1,381
	RPC Inc.	201,049	1,337
	Berry Corp.	206,623	1,302
*	Montauk Renewables Inc.	173,142	1,202
	SandRidge Energy Inc.	86,332	1,163
	VAALCO Energy Inc.	287,182	1,109
*	Oil States International Inc.	170,194	1,082
*	TPI Composites Inc.	98,230	1,047
	Crescent Energy Inc. Class A	105,347	991
*	W&T Offshore Inc.	255,411	988
	Riley Exploration Permian Inc.	28,864	966
*	TETRA Technologies Inc.	334,199	869
*	Centrus Energy Corp. Class A	28,822	850
*	DMC Global Inc.	50,578	820
*	Newpark Resources Inc.	232,423	804
*	Solid Power Inc.	359,283	787
*	SilverBow Resources Inc.	31,462	751
*	EVgo Inc.	183,278	726
*	ProFrac Holding Corp. Class A	63,454	712
*	Gevo Inc.	534,098	689
*	Amplify Energy Corp.	96,160	654
	Solaris Oilfield Infrastructure Inc. Class A	84,464	619
*	NextDecade Corp.	97,244	540
*	Energy Vault Holdings Inc.	222,166	467
	Ramaco Resources Inc.	60,038	445
*,1	Ring Energy Inc.	254,106	432
*,1	Aemetis Inc.	82,403	393
	NACCO Industries Inc. Class A	10,786	339
*	FTC Solar Inc.	117,032	323
*	Empire Petroleum Corp.	28,003	265
*,1	ESS Tech Inc.	214,873	247
[1]	HighPeak Energy Inc.	18,984	234
	Atlas Energy Solutions Inc. Class A	7,885	123
*,1	Heliogen Inc.	239,538	59
*	Battalion Oil Corp.	6,465	40
			393,192
Financials (14.2%)
	Kinsale Capital Group Inc.	58,550	17,739
	Selective Insurance Group Inc.	161,311	15,604
	RLI Corp.	105,543	13,071
	SouthState Corp.	202,775	12,677
	Essent Group Ltd.	284,608	12,571
	Houlihan Lokey Inc. Class A	137,359	11,993
	Home BancShares Inc.	508,302	10,913
	Radian Group Inc.	425,405	10,865
	United Bankshares Inc.	352,946	10,384
	FirstCash Holdings Inc.	101,828	10,034
	Old National Bancorp	792,523	9,843
	First Financial Bankshares Inc.	351,873	9,113
	Cadence Bank	491,010	8,819
*	Mr Cooper Group Inc.	187,571	8,677
	Glacier Bancorp Inc.	300,470	8,660
	Valley National Bancorp	1,166,230	8,607
	Hancock Whitney Corp.	233,265	8,521
[1]	Blackstone Mortgage Trust Inc. Class A	467,043	8,495
*	Focus Financial Partners Inc. Class A	156,820	8,169
	Federated Hermes Inc.	230,770	7,945
	American Equity Investment Life Holding Co.	191,463	7,553

		Shares	Market Value ($000)
*	Genworth Financial Inc. Class A	1,339,214	7,165
*	Enstar Group Ltd.	30,392	7,154
	Community Bank System Inc.	144,301	7,134
	UMB Financial Corp.	119,180	6,750
	CNO Financial Group Inc.	307,231	6,670
	Hamilton Lane Inc. Class A	97,130	6,596
	Moelis & Co. Class A	172,281	6,524
	United Community Banks Inc.	287,254	6,495
	International Bancshares Corp.	145,036	6,196
*	Texas Capital Bancshares Inc.	130,899	6,192
	Walker & Dunlop Inc.	83,310	6,097
	Associated Banc-Corp.	403,993	5,983
	Piper Sandler Cos.	46,971	5,983
*	Axos Financial Inc.	154,910	5,859
	Ameris Bancorp	178,834	5,644
[1]	Arbor Realty Trust Inc.	446,162	5,626
	Jackson Financial Inc. Class A	202,533	5,610
*	NMI Holdings Inc. Class A	221,776	5,578
	WSFS Financial Corp.	165,577	5,537
	Cathay General Bancorp	188,907	5,524
	ServisFirst Bancshares Inc.	135,649	5,467
	Independent Bank Corp. (XNGS)	123,779	5,464
	First BanCorp (XNYS)	487,303	5,438
	Simmons First National Corp. Class A	328,803	5,350
	First Interstate BancSystem Inc. Class A	241,532	5,326
	Artisan Partners Asset Management Inc. Class A	162,380	5,196
	Atlantic Union Bankshares Corp.	202,437	5,174
*,1	Riot Platforms Inc.	428,664	5,144
	Fulton Financial Corp.	438,712	4,896
	First Financial Bancorp	251,980	4,778
	Pacific Premier Bancorp Inc.	253,698	4,777
	Washington Federal Inc.	175,298	4,559
*	Bancorp Inc.	147,540	4,553
	Eastern Bankshares Inc.	416,784	4,522
	BancFirst Corp.	53,121	4,492
	PennyMac Financial Services Inc.	72,453	4,423
	Towne Bank	187,253	4,352
	CVB Financial Corp.	360,293	4,327
	PJT Partners Inc. Class A	63,762	4,298
	Navient Corp.	276,333	4,186
	First Merchants Corp.	154,617	4,090
	Seacoast Banking Corp. of Florida	195,401	4,041
	Banner Corp.	92,605	4,007
	Hilltop Holdings Inc.	134,698	3,976
	Enterprise Financial Services Corp.	95,338	3,873
	BankUnited Inc.	204,465	3,868
*	Enova International Inc.	83,123	3,867
	Renasant Corp.	147,900	3,863
	Apollo Commercial Real Estate Finance Inc.	381,318	3,847
	Park National Corp.	38,774	3,829
*	StoneX Group Inc.	47,637	3,825
	NBT Bancorp Inc.	113,043	3,793
	WesBanco Inc.	154,927	3,740
	Cohen & Steers Inc.	68,652	3,735
*	Cannae Holdings Inc.	187,298	3,680
	Nelnet Inc. Class A	39,490	3,653
[1]	Ready Capital Corp.	360,560	3,645
*	Palomar Holdings Inc.	65,706	3,591

		Shares	Market Value ($000)
	Virtus Investment Partners Inc.	18,806	3,588
	First Commonwealth Financial Corp.	275,151	3,481
	BGC Partners Inc. Class A	853,956	3,476
	Trustmark Corp.	165,668	3,459
	Northwest Bancshares Inc.	328,600	3,454
	City Holding Co.	39,765	3,427
	Bank of NT Butterfield & Son Ltd.	134,532	3,373
	Horace Mann Educators Corp.	111,242	3,343
	Lakeland Financial Corp.	66,429	3,337
*	BRP Group Inc. Class A	164,613	3,302
	Federal Agricultural Mortgage Corp. Class C	24,652	3,299
	Compass Diversified Holdings	167,661	3,289
	Stewart Information Services Corp.	72,655	3,258
	Two Harbors Investment Corp.	261,313	3,251
	Independent Bank Group Inc.	97,242	3,245
	Stock Yards Bancorp Inc.	77,427	3,244
	Pathward Financial Inc.	73,708	3,239
*	Triumph Financial Inc.	62,148	3,227
	StepStone Group Inc. Class A	149,913	3,225
	Provident Financial Services Inc.	197,932	3,143
	First Bancorp (XNGS)	103,828	3,125
*,1	Marathon Digital Holdings Inc.	317,248	3,106
	Heartland Financial USA Inc.	111,159	3,067
	OFG Bancorp	126,098	3,059
	Franklin BSP Realty Trust Inc. REIT	224,678	3,031
	Chimera Investment Corp.	627,092	3,023
	Ladder Capital Corp. Class A	307,568	2,931
	MFA Financial Inc. REIT	276,693	2,927
*	Open Lending Corp. Class A	284,574	2,886
	Stellar Bancorp Inc.	122,817	2,857
*	Goosehead Insurance Inc. Class A	51,663	2,851
	S&T Bancorp Inc.	105,781	2,837
	Safety Insurance Group Inc.	38,362	2,794
	PennyMac Mortgage Investment Trust	239,770	2,791
*	MoneyGram International Inc.	252,941	2,780
	TriCo Bancshares	84,519	2,752
*	Avantax Inc.	128,880	2,727
*	Encore Capital Group Inc.	62,773	2,704
	Westamerica BanCorp	70,619	2,671
	Employers Holdings Inc.	73,614	2,662
	AMERISAFE Inc.	51,754	2,643
	First Busey Corp.	139,898	2,616
	Claros Mortgage Trust Inc.	249,649	2,604
	FB Financial Corp.	96,936	2,584
	Hope Bancorp Inc.	314,402	2,521
	Argo Group International Holdings Ltd.	85,725	2,513
	WisdomTree Inc.	369,216	2,511
	Sandy Spring Bancorp Inc.	117,833	2,467
	Veritex Holdings Inc.	141,718	2,447
	New York Mortgage Trust Inc.	250,001	2,442
*	Oscar Health Inc. Class A	325,275	2,388
	National Bank Holdings Corp. Class A	79,445	2,378
*	Trupanion Inc.	105,624	2,373
	Berkshire Hills Bancorp Inc.	115,870	2,370
*	LendingClub Corp.	287,343	2,356
*	SiriusPoint Ltd.	249,682	2,325
	National Western Life Group Inc. Class A	6,131	2,287
	Peoples Bancorp Inc.	87,921	2,257

		Shares	Market Value ($000)
	OceanFirst Financial Corp.	157,846	2,241
*,1	Lemonade Inc.	126,504	2,229
[1]	ARMOUR Residential REIT Inc.	437,639	2,197
	Lakeland Bancorp Inc.	167,819	2,183
	Mercury General Corp.	72,229	2,168
	Southside Bancshares Inc.	81,443	2,158
	Ellington Financial Inc.	171,559	2,151
	Nicolet Bankshares Inc.	33,334	2,069
	German American Bancorp Inc.	74,735	2,063
	Capitol Federal Financial Inc.	343,809	2,056
[1]	B Riley Financial Inc.	56,108	2,030
	Tompkins Financial Corp.	37,714	1,972
	Enact Holdings Inc.	80,968	1,971
*	PRA Group Inc.	104,541	1,955
	Live Oak Bancshares Inc.	88,411	1,913
*	Customers Bancorp Inc.	82,508	1,899
	James River Group Holdings Ltd.	99,161	1,898
	Brookline Bancorp Inc.	229,657	1,888
	Brightsphere Investment Group Inc.	87,160	1,873
	Redwood Trust Inc.	309,074	1,830
	1st Source Corp.	43,535	1,791
	ProAssurance Corp.	145,421	1,767
	First Bancorp Inc. (XNMS)	66,592	1,734
	KKR Real Estate Finance Trust Inc.	154,141	1,731
	Origin Bancorp Inc.	60,823	1,730
*	Ambac Financial Group Inc.	120,068	1,673
	CBL & Associates Properties Inc.	72,268	1,666
	Preferred Bank	36,082	1,664
	Eagle Bancorp Inc.	83,446	1,663
	QCR Holdings Inc.	42,668	1,639
*	Assetmark Financial Holdings Inc.	58,201	1,634
[1]	Bank First Corp.	20,985	1,597
	Dynex Capital Inc.	141,835	1,594
	Heritage Financial Corp.	93,785	1,533
	Banc of California Inc.	139,891	1,495
	Brightspire Capital Inc. Class A	252,382	1,494
*	Columbia Financial Inc.	90,670	1,464
	Banco Latinoamericano de Comercio Exterior SA Class E	74,603	1,454
[1]	Brookfield Business Corp. Class A	70,383	1,448
	Community Trust Bancorp Inc.	42,365	1,428
	Dime Community Bancshares Inc.	88,030	1,426
	TrustCo Bank Corp. NY	50,571	1,397
	Univest Financial Corp.	77,820	1,380
	ConnectOne Bancorp Inc.	100,798	1,369
	Old Second Bancorp Inc.	115,238	1,364
	Victory Capital Holdings Inc. Class A	43,593	1,350
	Premier Financial Corp.	95,654	1,333
	Amerant Bancorp Inc.	74,860	1,321
	United Fire Group Inc.	57,546	1,236
	Great Southern Bancorp Inc.	25,388	1,235
	Diamond Hill Investment Group Inc.	7,761	1,232
	Peapack-Gladstone Financial Corp.	46,481	1,227
	First Mid Bancshares Inc.	50,698	1,216
	Washington Trust Bancorp Inc.	46,588	1,186
	Hanmi Financial Corp.	81,785	1,178
	Northfield Bancorp Inc.	114,951	1,176
	Byline Bancorp Inc.	66,124	1,172
	TPG RE Finance Trust Inc.	185,004	1,171

		Shares	Market Value ($000)
*	CrossFirst Bankshares Inc.	121,384	1,170
*	World Acceptance Corp.	10,495	1,167
	Heritage Commerce Corp.	158,682	1,155
	Camden National Corp.	38,880	1,147
	First Community Bankshares Inc.	42,502	1,133
	Capital City Bank Group Inc.	36,764	1,105
*	EZCorp. Inc. Class A	132,551	1,105
	Farmers National Banc Corp.	93,809	1,105
	Midland States Bancorp Inc.	57,160	1,105
	Kearny Financial Corp.	159,882	1,092
	Mercantile Bank Corp.	41,897	1,091
	Central Pacific Financial Corp.	71,875	1,050
[1]	Orchid Island Capital Inc.	103,308	1,030
*	MBIA Inc.	128,966	1,027
	Invesco Mortgage Capital REIT	96,134	1,019
	Universal Insurance Holdings Inc.	69,331	995
	Republic Bancorp Inc. Class A	23,489	990
*	Coastal Financial Corp.	28,901	989
	First Financial Corp.	30,203	980
	Merchants Bancorp	42,533	972
	Horizon Bancorp Inc.	108,896	968
	HarborOne Bancorp Inc.	117,753	966
	Bar Harbor Bankshares	39,911	943
	Cambridge Bancorp	18,443	932
	Business First Bancshares Inc.	63,633	927
	Equity Bancshares Inc. Class A	40,618	907
	CNB Financial Corp.	54,547	906
*	Carter Bankshares Inc.	64,091	904
	Independent Bank Corp.	54,851	897
	HCI Group Inc.	16,916	895
	Flushing Financial Corp.	76,380	890
	SmartFinancial Inc.	41,766	881
	Tiptree Inc.	66,562	878
	Mid Penn Bancorp Inc.	38,620	857
	Oppenheimer Holdings Inc. Class A	21,226	832
	Metrocity Bankshares Inc.	49,508	813
	American National Bankshares Inc.	28,036	805
	Esquire Financial Holdings Inc.	18,911	800
	Citizens & Northern Corp.	40,834	783
*	Metropolitan Bank Holding Corp.	27,680	783
	Perella Weinberg Partners Class A	99,624	780
	Southern Missouri Bancorp Inc.	20,695	769
	GCM Grosvenor Inc. Class A	110,828	765
	HomeTrust Bancshares Inc.	38,874	762
	Hingham Institution for Savings	3,914	755
	Peoples Financial Services Corp.	18,956	750
	West BanCorp. Inc.	44,236	743
*,1	Hippo Holdings Inc.	46,446	730
	MidWestOne Financial Group Inc.	38,332	724
	Arrow Financial Corp.	38,144	696
	Waterstone Financial Inc.	51,164	692
	Alerus Financial Corp.	41,376	690
	Farmers & Merchants Bancorp Inc.	34,474	686
	Amalgamated Financial Corp.	47,828	680
	Bank of Marin Bancorp	42,002	679
*	Greenlight Capital Re Ltd. Class A	70,426	677
	Enterprise Bancorp Inc.	25,293	672
*	Skyward Specialty Insurance Group Inc.	28,172	665

		Shares	Market Value ($000)
	Capstar Financial Holdings Inc.	55,054	663
	ACNB Corp.	22,425	660
	Five Star Bancorp	34,466	659
	Granite Point Mortgage Trust Inc.	140,741	657
	Financial Institutions Inc.	40,947	643
*	John Marshall Bancorp Inc.	31,551	643
	Northeast Bank	17,632	632
*	Blue Foundry Bancorp	67,979	632
	Civista Bancshares Inc.	42,102	631
	First Bancorp Inc. (XNGS)	26,353	625
	Macatawa Bank Corp.	70,772	617
	Home Bancorp Inc.	19,776	609
	Donegal Group Inc. Class A	41,932	603
	First of Long Island Corp.	58,665	599
	South Plains Financial Inc.	26,773	593
	Sierra Bancorp	36,884	590
	Red River Bancshares Inc.	11,793	579
	Sculptor Capital Management Inc. Class A	66,604	576
	First Business Financial Services Inc.	21,372	572
	Summit Financial Group Inc.	29,901	570
	HBT Financial Inc.	32,406	570
*	Third Coast Bancshares Inc.	34,356	556
	Shore Bancshares Inc.	47,600	536
	Guaranty Bancshares Inc.	22,107	534
	First Foundation Inc.	136,789	531
	Regional Management Corp.	20,258	530
	BayCom Corp.	32,616	529
*	LendingTree Inc.	28,101	514
	Silvercrest Asset Management Group Inc. Class A	26,066	510
	MVB Financial Corp.	28,301	503
	AFC Gamma Inc.	43,694	501
	Orrstown Financial Services Inc.	27,649	500
	Greene County Bancorp Inc.	18,204	487
*	Bridgewater Bancshares Inc.	55,352	477
*	Southern First Bancshares Inc.	20,315	467
	Investors Title Co.	3,498	464
*	eHealth Inc.	66,849	447
	Parke Bancorp Inc.	27,220	437
	Primis Financial Corp.	59,332	437
	Unity Bancorp Inc.	19,135	435
	First Bank	42,330	434
*	Oportun Financial Corp.	75,697	434
	PCB Bancorp	30,709	433
*	FVCBankcorp Inc.	40,748	416
	Crawford & Co. Class A	41,996	415
	Capital Bancorp Inc.	24,447	415
	BCB Bancorp Inc.	38,798	412
	Colony Bankcorp Inc.	44,251	412
	RBB Bancorp	39,086	408
	Blue Ridge Bankshares Inc.	46,072	400
*	First Western Financial Inc.	21,482	366
	Bankwell Financial Group Inc.	15,361	351
	Luther Burbank Corp.	39,323	338
*	NI Holdings Inc.	22,618	310
	Provident Bancorp Inc.	39,422	300
*	Consumer Portfolio Services Inc.	25,019	290
*	USCB Financial Holdings Inc.	28,996	288
	First Internet Bancorp	23,095	284

		Shares	Market Value ($000)
	Nexpoint Real Estate Finance Inc.	21,393	284
*	Pioneer Bancorp Inc.	30,698	262
	HomeStreet Inc.	48,386	254
[1]	Angel Oak Mortgage REIT Inc.	32,824	241
*	Sterling Bancorp Inc.	46,207	231
*,1	Bakkt Holdings Inc.	156,379	222
*	Republic First Bancorp Inc.	166,533	220
[1]	First Guaranty Bancshares Inc.	16,221	214
	Chicago Atlantic Real Estate Finance Inc.	14,323	208
*	Velocity Financial LLC	22,689	204
	Associated Capital Group Inc. Class A	4,985	184
*,1	SWK Holdings Corp.	9,771	166
*	Finance of America Cos. Inc. Class A	102,497	146
	Value Line Inc.	2,400	110
*,1	Doma Holdings Inc.	369,656	110
*,1	Root Inc. Class A	20,915	101
	MarketWise Inc.	43,776	99
	Curo Group Holdings Corp.	56,831	61
*	OppFi Inc.	26,764	55
	Home Point Capital Inc.	21,484	50
*	Sunlight Financial Holdings Inc.	62,575	25
			858,830
Health Care (17.3%)
*	Shockwave Medical Inc.	96,306	26,493
*	Inspire Medical Systems Inc.	77,371	22,630
*	Apellis Pharmaceuticals Inc.	253,640	21,775
*	Karuna Therapeutics Inc.	87,676	19,863
*	Prometheus Biosciences Inc.	94,091	18,696
*	Lantheus Holdings Inc.	184,860	16,007
*	Intra-Cellular Therapies Inc.	247,898	14,720
*	Medpace Holdings Inc.	68,666	14,212
*	IVERIC bio Inc.	369,411	13,945
	Ensign Group Inc.	145,639	12,905
*	Alkermes plc	441,013	12,759
*	Option Care Health Inc.	452,375	12,463
*	Merit Medical Systems Inc.	151,110	12,451
*	HealthEquity Inc.	224,620	12,309
*	Halozyme Therapeutics Inc.	360,333	11,686
*	Haemonetics Corp.	135,598	11,472
*	Vaxcyte Inc.	221,505	10,969
*	Neogen Corp.	587,511	10,276
*	TG Therapeutics Inc.	360,395	9,597
*	Madrigal Pharmaceuticals Inc.	34,443	9,589
*	Arrowhead Pharmaceuticals Inc.	278,125	9,570
	CONMED Corp.	78,871	9,567
*	iRhythm Technologies Inc.	81,676	9,333
*	Blueprint Medicines Corp.	161,547	9,131
*	Denali Therapeutics Inc.	294,211	8,891
*	ImmunoGen Inc.	649,608	8,861
*	Omnicell Inc.	119,978	8,809
*	Amicus Therapeutics Inc.	745,238	8,391
*	Cytokinetics Inc.	221,932	8,365
*	Intellia Therapeutics Inc.	224,108	8,350
*	Pacific Biosciences of California Inc.	669,261	8,285
*	PTC Therapeutics Inc.	189,794	7,966
*	Inari Medical Inc.	130,370	7,874
	Select Medical Holdings Corp.	281,969	7,717
*	Prestige Consumer Healthcare Inc.	134,795	7,714

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	324,871	7,634
*	Progyny Inc.	204,251	7,608
*	STAAR Surgical Co.	129,595	7,519
*	Integer Holdings Corp.	89,222	7,304
*	Glaukos Corp.	123,615	7,049
*	Prothena Corp. plc	105,713	7,023
*	Sage Therapeutics Inc.	140,902	6,975
*	Insmed Inc.	365,654	6,958
*	Krystal Biotech Inc.	57,635	6,792
*	Reata Pharmaceuticals Inc. Class A	74,849	6,740
*	Revance Therapeutics Inc.	218,172	6,667
*	R1 RCM Inc.	406,127	6,600
*	Evolent Health Inc. Class A	221,477	6,454
*	LivaNova plc	145,050	6,423
*	Axonics Inc.	132,469	6,410
*,1	Axsome Therapeutics Inc.	86,574	6,387
*	Privia Health Group Inc.	255,439	6,373
	Patterson Cos. Inc.	236,110	6,184
*	TransMedics Group Inc.	82,422	5,989
*	REVOLUTION Medicines Inc.	235,115	5,861
*	NeoGenomics Inc.	340,116	5,843
*	AtriCure Inc.	123,235	5,542
*	Beam Therapeutics Inc.	172,015	5,487
*	Corcept Therapeutics Inc.	233,477	5,484
*	NuVasive Inc.	141,460	5,398
*	Vir Biotechnology Inc.	196,082	5,230
*	Surgery Partners Inc.	139,126	5,214
*	Cerevel Therapeutics Holdings Inc.	154,868	5,049
*	Veracyte Inc.	193,842	5,017
*	Myriad Genetics Inc.	215,422	4,752
*	Pacira BioSciences Inc.	121,532	4,622
*	CorVel Corp.	23,607	4,614
*	Amphastar Pharmaceuticals Inc.	103,580	4,596
*	Supernus Pharmaceuticals Inc.	134,093	4,444
	Embecta Corp.	155,899	4,314
*	Xencor Inc.	155,813	4,223
*	Akero Therapeutics Inc.	94,340	4,206
*	BioCryst Pharmaceuticals Inc.	501,816	4,150
*	Vericel Corp.	127,961	4,110
*	FibroGen Inc.	236,498	4,080
*	Owens & Minor Inc.	199,631	4,055
*	Phreesia Inc.	134,339	4,033
*	Ironwood Pharmaceuticals Inc. Class A	369,277	4,018
*	Morphic Holding Inc.	69,576	4,001
*	Celldex Therapeutics Inc.	123,951	3,942
*	Bridgebio Pharma Inc.	286,258	3,927
*	RadNet Inc.	134,904	3,904
*	AbCellera Biologics Inc.	560,066	3,904
*	Geron Corp. (XNGS)	1,157,590	3,785
*	Addus HomeCare Corp.	41,779	3,766
*	Agios Pharmaceuticals Inc.	147,794	3,736
*	Dynavax Technologies Corp.	323,376	3,696
*	Iovance Biotherapeutics Inc.	408,388	3,569
	US Physical Therapy Inc.	34,776	3,552
*	Arcellx Inc.	80,096	3,536
*	Amylyx Pharmaceuticals Inc.	136,305	3,365
*	Apollo Medical Holdings Inc.	105,300	3,330
*	Chinook Therapeutics Inc.	137,338	3,322

		Shares	Market Value ($000)
	LeMaitre Vascular Inc.	52,805	3,318
*	Zentalis Pharmaceuticals Inc.	127,069	3,309
*	Protagonist Therapeutics Inc.	125,876	3,282
*	Syndax Pharmaceuticals Inc.	162,895	3,253
*	Recursion Pharmaceuticals Inc. Class A	370,584	3,250
*	Aurinia Pharmaceuticals Inc.	362,646	3,249
*	MannKind Corp.	688,999	3,197
*	Rocket Pharmaceuticals Inc.	151,130	3,163
*	Heska Corp.	26,116	3,127
*	Crinetics Pharmaceuticals Inc.	142,659	3,114
*	Avanos Medical Inc.	125,357	3,071
*	Silk Road Medical Inc.	101,479	3,064
*	Catalyst Pharmaceuticals Inc.	262,903	3,037
*	Kymera Therapeutics Inc.	102,735	3,025
*	DICE Therapeutics Inc.	95,686	3,025
*	Biohaven Ltd.	171,539	3,004
*	Travere Thrapeutics Inc.	167,401	2,995
*	Alphatec Holdings Inc.	196,052	2,972
*	Pediatrix Medical Group Inc.	221,435	2,945
*	Hims & Hers Health Inc.	328,204	2,934
*	Arvinas Inc.	132,367	2,890
*	Ligand Pharmaceuticals Inc.	40,926	2,868
*	Arcus Biosciences Inc.	139,541	2,866
*	UFP Technologies Inc.	18,513	2,863
*	Ideaya Biosciences Inc.	120,044	2,742
*	Outset Medical Inc.	131,214	2,733
	Healthcare Services Group Inc.	200,628	2,710
*	SpringWorks Therapeutics Inc.	97,523	2,670
*	Treace Medical Concepts Inc.	99,764	2,654
*	Nevro Corp.	94,114	2,594
*	Avid Bioservices Inc.	165,711	2,560
*	Relay Therapeutics Inc.	229,632	2,558
*	Immunovant Inc.	120,535	2,532
*	Keros Therapeutics Inc.	52,281	2,502
*	Warby Parker Inc. Class A	227,041	2,500
*	Viridian Therapeutics Inc.	103,688	2,471
*	CTI BioPharma Corp.	271,627	2,458
*	Harmony Biosciences Holdings Inc.	70,974	2,454
*	Cytek Biosciences Inc.	309,863	2,420
*	Replimune Group Inc.	125,928	2,391
*	Paragon 28 Inc.	131,513	2,365
*	Kura Oncology Inc.	176,780	2,355
*,1	Cassava Sciences Inc.	103,421	2,349
*	PROCEPT BioRobotics Corp.	69,909	2,338
*	Ventyx Biosciences Inc.	67,572	2,329
*	NextGen Healthcare Inc.	149,477	2,327
*	Twist Bioscience Corp.	152,902	2,316
*	Innoviva Inc.	171,632	2,315
*	ADMA Biologics Inc.	566,790	2,307
*	SI-BONE Inc.	91,567	2,306
*	Nuvalent Inc. Class A	54,596	2,298
*	Varex Imaging Corp.	104,200	2,297
*	Fulgent Genetics Inc.	56,431	2,244
*,1	Nano-X Imaging Ltd.	123,464	2,196
*,1	Point Biopharma Global Inc.	235,539	2,183
*	Accolade Inc.	179,498	2,161
*	BioLife Solutions Inc.	91,046	2,126
*	Adaptive Biotechnologies Corp.	300,706	2,093

		Shares	Market Value ($000)
*	Inhibrx Inc.	87,872	2,079
	National HealthCare Corp.	34,068	2,068
*	AdaptHealth Corp. Class A	194,774	2,041
*	Cogent Biosciences Inc.	172,497	2,025
*	Collegium Pharmaceutical Inc.	90,697	2,002
*	DocGo Inc.	222,657	1,993
*	Theravance Biopharma Inc.	177,284	1,982
*	Verve Therapeutics Inc.	125,987	1,950
	Atrion Corp.	3,663	1,906
*	Deciphera Pharmaceuticals Inc.	140,078	1,891
*	REGENXBIO Inc.	109,100	1,880
*	Mersana Therapeutics Inc.	249,384	1,875
*	Avidity Biosciences Inc.	176,039	1,870
*	Quanterix Corp.	91,705	1,798
*	MiMedx Group Inc.	306,312	1,795
*	OrthoPediatrics Corp.	41,419	1,789
*	Brookdale Senior Living Inc.	501,814	1,731
*	Orthofix Medical Inc.	92,610	1,731
*	Editas Medicine Inc. Class A	188,243	1,728
*,1	Anavex Life Sciences Corp.	186,435	1,723
	National Research Corp.	38,163	1,714
*	Arcturus Therapeutics Holdings Inc.	62,300	1,703
*	Health Catalyst Inc.	147,897	1,665
*	Castle Biosciences Inc.	66,572	1,626
*	Rapt Therapeutics Inc.	80,434	1,611
*,1	LifeStance Health Group Inc.	195,108	1,598
*	Artivion Inc.	105,740	1,584
*	RxSight Inc.	64,411	1,570
*	Alignment Healthcare Inc.	265,465	1,558
*	ANI Pharmaceuticals Inc.	34,429	1,554
*	ModivCare Inc.	34,107	1,532
*	OPKO Health Inc.	1,089,272	1,514
	HealthStream Inc.	65,218	1,501
*	4D Molecular Therapeutics Inc.	81,512	1,497
*,1	Lyell Immunopharma Inc.	465,945	1,486
*	Aclaris Therapeutics Inc.	174,464	1,457
*,1	Sana Biotechnology Inc.	240,471	1,448
*	Multiplan Corp.	1,016,827	1,413
*	American Well Corp. Class A	625,650	1,383
*	23andMe Holding Co. Class A	697,793	1,340
*	Ocular Therapeutix Inc.	207,283	1,327
*	Mirum Pharmaceuticals Inc.	49,489	1,298
	Agenus Inc.	822,716	1,283
*	Nurix Therapeutics Inc.	125,250	1,268
*	Enanta Pharmaceuticals Inc.	53,695	1,261
*	Alector Inc.	169,473	1,261
*	SomaLogic Inc.	416,031	1,261
*	Agiliti Inc.	75,011	1,228
*	2seventy bio Inc.	100,815	1,201
*	Sharecare Inc.	805,299	1,200
*	Emergent BioSolutions Inc.	137,610	1,174
*	Kiniksa Pharmaceuticals Ltd. Class A	83,900	1,163
*	Fate Therapeutics Inc.	224,702	1,135
*,1	Allogene Therapeutics Inc.	214,446	1,126
*	Community Health Systems Inc.	340,395	1,113
*	Dyne Therapeutics Inc.	85,344	1,112
*	Tactile Systems Technology Inc.	52,663	1,107
*	Pulmonx Corp.	91,895	1,104

		Shares	Market Value ($000)
*	CareDx Inc.	136,857	1,092
*	Anika Therapeutics Inc.	39,292	1,064
*,1	Liquidia Corp.	129,959	1,055
*	AnaptysBio Inc.	54,743	1,046
*	Edgewise Therapeutics Inc.	102,543	1,038
*	iTeos Therapeutics Inc.	63,432	1,033
*	Cerus Corp.	466,272	998
*	Day One Biopharmaceuticals Inc.	74,857	996
*	MaxCyte Inc.	240,020	979
*	OraSure Technologies Inc.	193,687	974
*	EQRx Inc.	541,168	952
*	AngioDynamics Inc.	99,939	945
*	Seres Therapeutics Inc.	189,514	938
*	Bluebird Bio Inc.	278,554	933
*	PetIQ Inc. Class A	72,984	929
*	Axogen Inc.	108,955	926
*	Bioxcel Therapeutics Inc.	51,367	922
*,1	Xeris Biopharma Holdings Inc.	355,457	910
	iRadimed Corp.	19,255	906
*	Computer Programs and Systems Inc.	37,688	899
*	OmniAb Inc. (XNMS)	207,569	897
*	Vanda Pharmaceuticals Inc.	149,620	890
*	Clover Health Investments Corp. Class A	1,039,263	880
*,1	Butterfly Network Inc.	357,725	873
	Utah Medical Products Inc.	9,252	865
*	Evolus Inc.	95,202	862
*	Tenaya Therapeutics Inc.	118,116	850
*	Arcutis Biotherapeutics Inc.	112,120	842
*	Pennant Group Inc.	69,301	832
*	Tarsus Pharmaceuticals Inc.	49,461	828
*	Atea Pharmaceuticals Inc.	205,950	822
*,1	Senseonics Holdings Inc.	1,273,005	815
*	Coherus Biosciences Inc.	197,650	808
*	Y-mAbs Therapeutics Inc.	99,056	805
*	HilleVax Inc.	47,113	802
*,1	Phathom Pharmaceuticals Inc.	66,015	776
*	Arbutus Biopharma Corp.	307,477	766
*	MacroGenics Inc.	162,312	758
*	Cutera Inc.	44,501	748
*	Lexicon Pharmaceuticals Inc.	223,121	736
*	NanoString Technologies Inc.	124,633	734
	Phibro Animal Health Corp. Class A	55,205	734
*	Cullinan Oncology Inc.	70,333	723
*	Aura Biosciences Inc.	63,341	717
	SIGA Technologies Inc.	127,425	715
*,1	Invitae Corp.	654,963	701
*	Organogenesis Holdings Inc. Class A	192,581	699
*	Intercept Pharmaceuticals Inc.	66,075	696
*	Stoke Therapeutics Inc.	60,621	679
*	Surmodics Inc.	36,879	676
*	Caribou Biosciences Inc.	150,998	666
*	Sutro Biopharma Inc.	145,647	654
*	Rigel Pharmaceuticals Inc.	466,295	653
*	Inogen Inc.	61,817	651
*	Amneal Pharmaceuticals Inc.	276,796	648
*	KalVista Pharmaceuticals Inc.	66,323	647
*	OptimizeRx Corp.	45,299	636
*	Alpine Immune Sciences Inc.	63,678	634

		Shares	Market Value ($000)
*,1	Outlook Therapeutics Inc.	414,415	622
*	PepGen Inc.	40,611	608
*	Icosavax Inc.	60,362	606
*	MeiraGTx Holdings plc	87,988	605
*,1	ImmunityBio Inc.	220,143	605
*	Cano Health Inc.	439,823	598
*	Monte Rosa Therapeutics Inc.	80,527	594
*	Eagle Pharmaceuticals Inc.	27,800	577
*	Zimvie Inc.	56,293	562
*	Sight Sciences Inc.	58,373	560
*,1	Bionano Genomics Inc.	805,422	557
*	Zynex Inc.	58,269	547
*,1	Humacyte Inc.	158,015	542
*	Joint Corp.	38,161	541
*	Janux Therapeutics Inc.	46,141	536
*	PMV Pharmaceuticals Inc.	99,694	533
*	Kodiak Sciences Inc.	89,213	529
*	Erasca Inc.	193,772	525
*	908 Devices Inc.	59,944	522
*,1	Tyra Biosciences Inc.	35,951	520
*	Design Therapeutics Inc.	91,286	514
*	Nuvation Bio Inc.	316,724	513
*	Seer Inc. Class A	137,959	508
*	Vera Therapeutics Inc. Class A	58,066	485
*	Mineralys Therapeutics Inc.	32,830	477
*	Karyopharm Therapeutics Inc.	208,410	471
*	Generation Bio Co.	129,036	452
*,1	Adicet Bio Inc.	82,013	449
*	EyePoint Pharmaceuticals Inc.	70,065	424
*,1	Vaxart Inc.	342,981	418
*	CareMax Inc.	157,770	415
*	Nkarta Inc.	88,552	409
*,1	Aerovate Therapeutics Inc.	24,832	404
*,1	Inovio Pharmaceuticals Inc.	670,758	402
*	Sangamo Therapeutics Inc.	358,679	402
*,1	Precigen Inc.	326,925	389
*	ALX Oncology Holdings Inc.	58,373	389
*	Kezar Life Sciences Inc.	140,102	389
*	Atara Biotherapeutics Inc.	253,524	388
*,1	Prime Medicine Inc.	28,172	387
*	Cara Therapeutics Inc.	120,414	383
*	C4 Therapeutics Inc.	112,786	382
*	Fulcrum Therapeutics Inc.	137,976	375
*	Inotiv Inc.	61,573	374
*	Rallybio Corp.	51,609	370
*	Quantum-Si Inc.	244,872	370
*	Nautilus Biotechnology Inc.	128,543	368
*	Codexis Inc.	163,974	362
*,1	Foghorn Therapeutics Inc.	54,506	343
*	IGM Biosciences Inc.	28,386	342
*,1	Innovage Holding Corp.	50,828	342
*	Tango Therapeutics Inc.	126,322	341
*	Affimed NV	386,169	340
*	Kinnate Biopharma Inc.	78,018	335
*	Theseus Pharmaceuticals Inc.	45,446	331
*	NGM Biopharmaceuticals Inc.	108,813	330
*	Allovir Inc.	84,786	320
*	Heron Therapeutics Inc.	277,279	316

		Shares	Market Value ($000)
*	Vicarious Surgical Inc.	150,521	316
*	Chimerix Inc.	225,300	311
*	Aadi Bioscience Inc.	38,353	307
[1]	AirSculpt Technologies Inc.	34,110	288
*	Nektar Therapeutics Class A	486,974	283
*	Athira Pharma Inc.	99,226	275
*	Ocugen Inc.	597,938	275
*,1	Acrivon Therapeutics Inc.	23,018	271
*	Esperion Therapeutics Inc.	198,546	270
*	Absci Corp.	140,640	267
*,1	P3 Health Partners Inc.	64,073	260
*,1	Invivyd Inc.	136,021	245
*	Akoya Biosciences Inc.	43,280	244
*,1	Bioventus Inc. Class A	88,674	240
*,1	Gossamer Bio Inc.	167,134	224
*	Cue Health Inc.	289,912	221
*	ViewRay Inc.	396,086	218
*	Relmada Therapeutics Inc.	72,485	206
*	Kronos Bio Inc.	108,125	181
*	GeneDx Holdings Corp.	23,969	180
*	Pardes Biosciences Inc.	90,511	173
*	Thorne HealthTech Inc.	38,853	172
*	Century Therapeutics Inc.	53,539	170
*,1	An2 Therapeutics Inc.	29,516	166
*	Talaris Therapeutics Inc.	61,212	162
*	Third Harmonic Bio Inc.	33,411	160
*,1	Singular Genomics Systems Inc.	148,806	157
*	Aveanna Healthcare Holdings Inc.	124,080	146
*	Celularity Inc.	167,096	127
*	PhenomeX Inc.	180,148	126
*,1	Eiger BioPharmaceuticals Inc.	109,752	123
*	Instil Bio Inc.	184,864	111
*	Praxis Precision Medicines Inc.	128,228	110
*	Acelyrin Inc.	5,294	96
*,1	VistaGen Therapeutics Inc.	574,829	82
*	GreenLight Biosciences Holdings PBC	237,078	69
*	Alpha Teknova Inc.	16,230	62
*,1	Bright Health Group Inc.	6,455	60
*,1	VBI Vaccines Inc.	17,070	51
*,1	Enochian Biosciences Inc.	50,772	46
*	Science 37 Holdings Inc.	167,467	43
*,1	Oncology Institute Inc.	91,687	39
*	ATI Physical Therapy Inc.	197,003	35
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*,1	Tenon Medical Inc.	20,042	23
*,1	Babylon Holdings Ltd. Class A	11,797	7
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	1,085	1
*,2	PDL BioPharma Inc.	712	—
*,2	Synergy Pharmaceuticals Inc.	224,815	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
			1,050,493
Industrials (17.3%)
	EMCOR Group Inc.	127,604	21,034
*	Saia Inc.	71,872	20,423
	Comfort Systems USA Inc.	95,872	14,187
	Simpson Manufacturing Co. Inc.	115,719	13,677
	Maximus Inc.	163,629	13,247

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	87,606	13,223
	Triton International Ltd.	157,405	13,008
	Applied Industrial Technologies Inc.	103,555	12,733
*	Chart Industries Inc.	115,501	12,674
*	API Group Corp.	560,005	12,656
	Exponent Inc.	137,609	12,566
*	Atkore Inc.	106,599	12,448
	Watts Water Technologies Inc. Class A	73,993	11,724
*	Aerojet Rocketdyne Holdings Inc.	214,022	11,660
*	ATI Inc.	335,732	11,610
	Franklin Electric Co. Inc.	124,648	11,338
	GATX Corp.	94,953	11,291
*	AMN Healthcare Services Inc.	117,107	11,120
	Badger Meter Inc.	79,118	10,908
	EnerSys	110,382	10,737
	Insperity Inc.	96,900	10,729
	AAON Inc.	118,600	10,272
*	Fluor Corp.	385,319	10,234
*	Summit Materials Inc. Class A	321,632	10,173
	Belden Inc.	114,839	10,047
*	StoneCo. Ltd. Class A	750,027	9,398
	HB Fuller Co.	145,347	9,148
	John Bean Technologies Corp.	85,504	9,116
*	SPX Technologies Inc.	118,332	9,036
*	TriNet Group Inc.	101,299	9,002
	Hillenbrand Inc.	187,215	8,981
*	Beacon Roofing Supply Inc.	139,130	8,896
*	Alight Inc. Class A	1,042,349	8,818
*	ASGN Inc.	132,930	8,698
*	O-I Glass Inc.	416,094	8,621
	Federal Signal Corp.	161,553	8,561
	Terex Corp.	180,492	8,369
	Otter Tail Corp.	111,312	8,260
*	Itron Inc.	121,943	8,259
	Brink's Co.	122,623	8,158
*	Dycom Industries Inc.	78,150	7,927
	ABM Industries Inc.	179,360	7,921
	Encore Wire Corp.	47,899	7,840
	Zurn Elkay Water Solutions Corp.	335,631	7,555
	Moog Inc. Class A	77,453	7,529
	Werner Enterprises Inc.	171,425	7,529
	Albany International Corp. Class A	84,356	7,164
*	GMS Inc.	113,032	7,158
	Forward Air Corp.	72,766	7,078
	UniFirst Corp.	40,499	6,930
*	ACI Worldwide Inc.	303,526	6,923
	Matson Inc.	101,125	6,910
	Herc Holdings Inc.	67,914	6,888
	Installed Building Products Inc.	64,327	6,725
*	Bloom Energy Corp. Class A	487,619	6,690
*	Verra Mobility Corp. Class A	379,390	6,689
	Korn Ferry	141,775	6,663
*	CBIZ Inc.	127,937	6,451
*	Hub Group Inc. Class A	87,374	6,427
	ESCO Technologies Inc.	69,760	6,278
*	Resideo Technologies Inc.	390,664	6,262
*	AeroVironment Inc.	66,672	6,228
	Kadant Inc.	31,373	5,952

		Shares	Market Value ($000)
	Scorpio Tankers Inc.	127,335	5,828
	Brady Corp. Class A	122,210	5,827
	McGrath RentCorp.	65,456	5,813
	Mueller Water Products Inc. Class A	421,326	5,772
	EVERTEC Inc.	165,047	5,691
	EnPro Industries Inc.	56,294	5,690
*	MYR Group Inc.	44,387	5,659
*	Marqeta Inc. Class A	1,174,583	5,626
	CSW Industrials Inc.	39,519	5,601
	ICF International Inc.	49,835	5,581
	Kennametal Inc.	219,974	5,482
	ArcBest Corp.	65,418	5,481
*	Masonite International Corp.	60,125	5,295
	Barnes Group Inc.	132,295	5,206
*	OSI Systems Inc.	43,266	5,149
*	Remitly Global Inc.	270,876	4,968
	Frontline plc	337,075	4,763
	International Seaways Inc.	131,609	4,744
	Trinity Industries Inc.	222,074	4,697
*	Flywire Corp.	154,733	4,648
	Alamo Group Inc.	27,198	4,527
*	AAR Corp.	89,489	4,484
*	Gibraltar Industries Inc.	84,082	4,397
*	Kratos Defense & Security Solutions Inc.	334,469	4,395
	Helios Technologies Inc.	87,967	4,350
	Standex International Corp.	31,919	4,347
*	Huron Consulting Group Inc.	53,335	4,335
	Granite Construction Inc.	119,619	4,329
	Textainer Group Holdings Ltd.	117,634	4,172
	Greif Inc. Class A	67,418	4,052
	Enerpac Tool Group Corp. Class A	154,521	3,928
*,1	Joby Aviation Inc.	697,376	3,919
*,1	Enovix Corp.	294,119	3,903
*	PGT Innovations Inc.	156,109	3,882
*	AvidXchange Holdings Inc.	396,794	3,845
	Primoris Services Corp.	143,448	3,844
	Patrick Industries Inc.	58,433	3,829
	Bread Financial Holdings Inc.	135,474	3,818
	Veritiv Corp.	35,338	3,731
	Griffon Corp.	118,022	3,720
*	Modine Manufacturing Co.	134,603	3,673
	Tennant Co.	50,104	3,663
*	Sterling Infrastructure Inc.	79,226	3,650
*	Energy Recovery Inc.	148,892	3,545
	Lindsay Corp.	29,765	3,506
	Marten Transport Ltd.	157,750	3,336
*	NV5 Global Inc.	36,573	3,314
*	Vicor Corp.	59,667	3,303
	Napco Security Technologies Inc.	85,241	3,170
	H&E Equipment Services Inc.	86,364	3,106
	Kforce Inc.	53,535	3,083
*	ZipRecruiter Inc. Class A	197,211	3,051
*	Donnelley Financial Solutions Inc.	68,610	3,043
	Wabash National Corp.	128,691	3,018
*	Construction Partners Inc. Class A	107,912	2,986
*	Hillman Solutions Corp.	366,383	2,968
*	JELD-WEN Holding Inc.	225,804	2,956
*	Mirion Technologies Inc.	370,746	2,933

		Shares	Market Value ($000)
*	LegalZoom.com Inc.	258,761	2,896
	TriMas Corp.	113,375	2,870
	DHT Holdings Inc.	370,667	2,850
	Columbus McKinnon Corp.	75,792	2,765
	SFL Corp. Ltd.	311,150	2,670
*	CoreCivic Inc.	309,385	2,667
*	American Woodmark Corp.	44,772	2,664
*,1	Rocket Lab USA Inc.	581,372	2,663
*	Montrose Environmental Group Inc.	74,579	2,617
*	Air Transport Services Group Inc.	156,415	2,612
*	Payoneer Global Inc.	596,906	2,477
*	Cross Country Healthcare Inc.	96,816	2,469
	Chase Corp.	20,455	2,406
[1]	Golden Ocean Group Ltd.	332,550	2,348
	Greenbrier Cos. Inc.	85,855	2,333
*	Green Dot Corp. Class A	127,817	2,330
[1]	Flex LNG Ltd.	77,681	2,314
	AZZ Inc.	66,152	2,309
	Astec Industries Inc.	62,279	2,296
*	Cimpress plc	47,542	2,272
*,1	Virgin Galactic Holdings Inc.	653,326	2,261
*	Proto Labs Inc.	73,240	2,253
	Teekay Tankers Ltd. Class A	61,916	2,237
	Apogee Enterprises Inc.	60,248	2,224
*	CryoPort Inc.	120,273	2,214
	Shyft Group Inc.	93,124	2,189
*	First Advantage Corp.	158,344	2,139
*	Thermon Group Holdings Inc.	89,672	2,057
*,1	PureCycle Technologies Inc.	287,762	1,983
*	SP Plus Corp.	54,286	1,977
*	International Money Express Inc.	84,415	1,967
	Heartland Express Inc.	125,903	1,964
*	Janus International Group Inc.	221,813	1,959
*	BlueLinx Holdings Inc.	23,632	1,943
	Nordic American Tankers Ltd.	553,299	1,942
*	Triumph Group Inc.	173,426	1,941
	Dorian LPG Ltd.	82,754	1,910
	Quanex Building Products Corp.	89,376	1,878
	Myers Industries Inc.	98,543	1,843
	Deluxe Corp.	117,351	1,786
	Mesa Laboratories Inc.	13,755	1,781
*,1	Diversey Holdings Ltd.	210,949	1,757
	CRA International Inc.	18,737	1,736
	Douglas Dynamics Inc.	60,928	1,722
*	Transcat Inc.	19,195	1,623
	TTEC Holdings Inc.	50,829	1,612
	Kelly Services Inc. Class A	91,736	1,604
	Kaman Corp.	76,348	1,587
	Barrett Business Services Inc.	18,505	1,554
	Pitney Bowes Inc.	468,063	1,554
*	Repay Holdings Corp. Class A	239,394	1,515
	Insteel Industries Inc.	50,468	1,510
	Gorman-Rupp Co.	61,409	1,470
*	CIRCOR International Inc.	50,130	1,453
*	TrueBlue Inc.	87,290	1,444
	Eagle Bulk Shipping Inc.	36,381	1,429
	Powell Industries Inc.	24,822	1,427
*	I3 Verticals Inc. Class A	62,345	1,425

		Shares	Market Value ($000)
*	Conduent Inc.	462,041	1,400
	Argan Inc.	34,554	1,398
	Cass Information Systems Inc.	36,159	1,396
*	Titan Machinery Inc.	54,616	1,379
	Hyster-Yale Materials Handling Inc.	29,456	1,377
*	Titan International Inc.	138,314	1,368
*	Evolv Technologies Holdings Inc.	228,309	1,361
	VSE Corp.	28,652	1,347
*,1	Desktop Metal Inc. Class A	723,906	1,346
*	Manitowoc Co. Inc.	93,655	1,344
*	V2X Inc.	32,333	1,334
	Ennis Inc.	68,360	1,324
	Resources Connection Inc.	86,323	1,319
*	DXP Enterprises Inc.	41,088	1,314
	Ardmore Shipping Corp.	110,243	1,291
	Heidrick & Struggles International Inc.	52,768	1,280
	Genco Shipping & Trading Ltd.	98,990	1,228
*	Ducommun Inc.	29,847	1,223
	Allied Motion Technologies Inc.	35,903	1,218
*	Franklin Covey Co.	32,728	1,208
	Trinseo plc	96,275	1,196
*	Blue Bird Corp.	47,008	1,192
*	Archer Aviation Inc. Class A	391,899	1,168
*	Vishay Precision Group Inc.	33,428	1,167
*	Great Lakes Dredge & Dock Corp.	176,231	1,117
*,1	Target Hospitality Corp.	79,012	1,116
	Costamare Inc.	142,195	1,098
*	IES Holdings Inc.	23,091	1,095
*	Astronics Corp.	68,827	1,094
	Cadre Holdings Inc.	51,301	1,072
	Luxfer Holdings plc	73,247	1,052
*	Teekay Corp.	186,644	1,047
	Preformed Line Products Co.	6,769	1,040
*,1	Custom Truck One Source Inc.	160,885	1,036
	National Presto Industries Inc.	13,875	1,034
*	Hudson Technologies Inc.	116,204	1,016
*	Aersale Corp.	66,764	1,003
	Greif Inc. Class B	14,327	1,002
	United States Lime & Minerals Inc.	5,458	990
	Miller Industries Inc.	29,846	981
*	Cantaloupe Inc.	155,623	957
	Covenant Logistics Group Inc. Class A	24,996	954
	REV Group Inc.	88,732	900
*	Aspen Aerogels Inc.	135,580	891
*	Forrester Research Inc.	30,614	879
*	Sterling Check Corp.	64,157	868
	Pactiv Evergreen Inc.	116,315	817
*	Babcock & Wilcox Enterprises Inc.	163,213	783
*,1	TuSimple Holdings Inc. Class A	382,065	772
*	FARO Technologies Inc.	50,364	760
*	Paysafe Ltd.	77,875	752
*	BrightView Holdings Inc.	110,219	727
*,1	Danimer Scientific Inc.	243,397	703
	Park Aerospace Corp.	52,947	694
*	Distribution Solutions Group Inc.	14,652	660
*	Daseke Inc.	108,435	651
*	Proterra Inc.	600,693	643
*	Radiant Logistics Inc.	99,757	623

		Shares	Market Value ($000)
[1]	Safe Bulkers Inc.	192,660	611
*	SoundThinking Inc.	23,910	609
*	Tutor Perini Corp.	112,590	608
*,1	Hyliion Holdings Corp.	368,043	604
*	Hireright Holdings Corp.	57,508	588
*,1	Microvast Holdings Inc.	468,769	581
*,1	Nikola Corp.	916,869	572
	Eneti Inc.	59,201	560
*	Willdan Group Inc.	31,422	523
	Universal Logistics Holdings Inc.	19,397	515
*	CS Disco Inc.	60,600	501
*,1	Blade Air Mobility Inc.	153,922	497
*	IBEX Holdings Ltd.	24,113	494
	Kronos Worldwide Inc.	59,175	488
	Information Services Group Inc.	95,305	486
*	Concrete Pumping Holdings Inc.	68,770	477
*	PAM Transportation Services Inc.	17,925	469
*	Advantage Solutions Inc.	221,582	421
*	DHI Group Inc.	113,548	416
*	Atlanticus Holdings Corp.	11,424	399
*	Ranpak Holdings Corp. Class A	116,434	361
*	Skillsoft Corp.	221,368	343
*,1	Workhorse Group Inc.	406,249	342
*	Latch Inc.	301,632	302
*,1	Velo3D Inc.	154,720	299
*	Quad/Graphics Inc.	88,470	289
	Caesarstone Ltd.	62,083	288
*	Markforged Holding Corp.	306,406	273
	Karat Packaging Inc.	15,498	247
*,1	Spire Global Inc.	332,792	247
	PFSweb Inc.	45,470	196
*	Berkshire Grey Inc.	138,630	193
*	Priority Technology Holdings Inc.	46,433	166
*	CompoSecure Inc.	22,519	155
*,1	Astra Space Inc.	427,880	154
*	Moneylion Inc.	12,895	144
*,1	Redwire Corp.	54,068	132
*,1	Terran Orbital Corp.	108,993	128
*,1	Hyzon Motors Inc.	230,427	127
*,1	Sarcos Technology & Robotics Corp.	288,219	112
*	Hydrofarm Holdings Group Inc.	117,190	107
*	Atmus Filtration Technologies Inc.	3,705	77
*,1	Xos Inc.	150,538	63
*,1	View Inc.	362,507	57
*	Cepton Inc.	124,365	56
*,1	AEye Inc.	270,418	55
*,1	Momentus Inc.	148,917	50
*,1	Fathom Digital Manufacturing Corp.	78,024	36
*,1	Lightning eMotors Inc.	7,771	31
*,1	CISO Global Inc.	154,155	26
			1,049,567
Other (0.0%)[3]
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	887
*,2	Aduro Biotech Inc. CVR	17,431	3
*,1	Sinclair Inc.	128	2
*,2	GTX Inc. CVR	846	1

		Shares	Market Value ($000)
*,2	Flexion Therape CVR	111	—
			893
Real Estate (6.4%)
	STAG Industrial Inc.	487,894	16,979
	Agree Realty Corp.	236,355	15,243
	Terreno Realty Corp.	218,126	13,378
	Ryman Hospitality Properties Inc.	145,507	13,347
	Kite Realty Group Trust	588,821	11,447
	Independence Realty Trust Inc.	607,387	10,490
	PotlatchDeltic Corp.	215,298	10,018
	Phillips Edison & Co. Inc.	317,062	9,198
	Essential Properties Realty Trust Inc.	380,023	9,094
	Apple Hospitality REIT Inc.	582,412	8,462
	Physicians Realty Trust	616,569	8,422
	LXP Industrial Trust	735,105	7,601
	Broadstone Net Lease Inc.	468,385	7,344
	Sabra Health Care REIT Inc.	624,219	7,029
	Corporate Office Properties Trust	304,939	6,959
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	270,677	6,369
	SITE Centers Corp.	519,127	6,188
	National Health Investors Inc.	112,828	5,879
	Four Corners Property Trust Inc.	225,953	5,807
	Equity Commonwealth	283,791	5,804
	Outfront Media Inc.	395,948	5,670
	Sunstone Hotel Investors Inc.	573,549	5,661
	Macerich Co.	583,017	5,620
	Tanger Factory Outlet Centers Inc.	273,975	5,581
	DigitalBridge Group Inc.	427,860	5,331
	CareTrust REIT Inc.	267,638	5,192
	Innovative Industrial Properties Inc.	75,098	4,964
	Kennedy-Wilson Holdings Inc.	319,324	4,927
	Pebblebrook Hotel Trust	351,713	4,769
	RLJ Lodging Trust	433,885	4,460
	DiamondRock Hospitality Co.	567,516	4,455
	St. Joe Co.	93,194	4,334
	Urban Edge Properties	311,245	4,149
	Retail Opportunity Investments Corp.	327,986	4,001
	InvenTrust Properties Corp.	183,366	3,941
	Getty Realty Corp.	114,241	3,915
*	Veris Residential Inc.	232,943	3,764
	Service Properties Trust	444,066	3,646
	Xenia Hotels & Resorts Inc.	309,552	3,606
	Alexander & Baldwin Inc.	196,374	3,598
	Elme Communities	236,662	3,576
	LTC Properties Inc.	108,077	3,470
	Easterly Government Properties Inc. Class A	247,673	3,438
*	Cushman & Wakefield plc	430,402	3,413
	Apartment Investment and Management Co. Class A	405,334	3,287
	Acadia Realty Trust	251,342	3,235
*	Radius Global Infrastructure Inc. Class A (XNMS)	208,326	3,083
	eXp World Holdings Inc.	189,349	2,914
*	Redfin Corp.	288,680	2,826
	Safehold Inc.	108,235	2,795
*	Compass Inc. Class A	747,854	2,767
	Global Net Lease Inc.	280,914	2,702
	NETSTREIT Corp.	149,623	2,611
	American Assets Trust Inc.	133,163	2,537
	NexPoint Residential Trust Inc.	60,993	2,503

		Shares	Market Value ($000)
	Uniti Group Inc.	645,861	2,403
*	GEO Group Inc.	320,549	2,391
	Centerspace	40,616	2,389
	Necessity Retail REIT Inc.	364,601	2,330
	Empire State Realty Trust Inc. Class A	361,514	2,231
	Plymouth Industrial REIT Inc.	101,584	2,226
	Paramount Group Inc.	505,776	2,195
	UMH Properties Inc.	142,375	2,166
	RPT Realty	227,893	2,124
	Community Healthcare Trust Inc.	63,897	2,096
	Newmark Group Inc. Class A	366,054	2,094
	Piedmont Office Realty Trust Inc. Class A	331,692	2,066
	Marcus & Millichap Inc.	68,207	2,002
	Armada Hoffler Properties Inc.	180,897	1,997
	Summit Hotel Properties Inc.	284,732	1,865
	Brandywine Realty Trust	458,518	1,788
*	Anywhere Real Estate Inc.	290,023	1,760
[1]	Farmland Partners Inc.	135,487	1,538
	Universal Health Realty Income Trust	34,561	1,510
	Urstadt Biddle Properties Inc. Class A	77,174	1,493
	Global Medical REIT Inc.	164,827	1,437
	Gladstone Land Corp.	86,700	1,371
	Ares Commercial Real Estate Corp.	138,115	1,269
	Gladstone Commercial Corp.	105,977	1,239
	Chatham Lodging Trust	130,286	1,223
	Whitestone REIT	127,162	1,116
	Saul Centers Inc.	31,758	1,074
*	Forestar Group Inc.	48,871	994
	Indus Realty Trust Inc.	14,369	960
	CTO Realty Growth Inc.	60,017	957
	Alexander's Inc.	5,822	956
*	FRP Holdings Inc.	18,041	953
	Office Properties Income Trust	131,332	951
*	Tejon Ranch Co.	56,116	948
	RE/MAX Holdings Inc. Class A	48,118	899
	RMR Group Inc. Class A	41,171	886
	One Liberty Properties Inc.	44,082	882
	Diversified Healthcare Trust	638,822	869
	Orion Office REIT Inc.	154,016	855
	Postal Realty Trust Inc. Class A	48,355	710
	Braemar Hotels & Resorts Inc.	172,473	705
	BRT Apartments Corp.	32,548	598
	Douglas Elliman Inc.	205,290	597
*	Star Holdings	34,299	532
	Hersha Hospitality Trust Class A	84,184	487
	City Office REIT Inc.	105,407	477
*	Ashford Hospitality Trust Inc.	92,035	382
	Franklin Street Properties Corp.	263,108	379
	Stratus Properties Inc.	15,808	344
	Industrial Logistics Properties Trust	184,745	334
	Clipper Realty Inc.	31,837	174
*	Bluerock Homes Trust Inc.	10,226	164
*	Transcontinental Realty Investors Inc.	3,468	125
*,1	Offerpad Solutions Inc.	181,897	117
*,1	American Realty Investors Inc.	3,824	66
			388,493
Technology (12.0%)
*	Super Micro Computer Inc.	126,902	28,420

		Shares	Market Value ($000)
*	Rambus Inc.	288,967	18,482
*	Novanta Inc.	96,129	15,919
*	SPS Commerce Inc.	98,070	15,279
*	Onto Innovation Inc.	134,135	14,399
*	Axcelis Technologies Inc.	88,368	13,922
	Power Integrations Inc.	153,327	13,247
*	Qualys Inc.	104,324	13,172
*	Workiva Inc.	129,019	12,497
*	Tenable Holdings Inc.	302,778	12,411
*	Silicon Laboratories Inc.	85,651	12,049
*	Insight Enterprises Inc.	84,843	11,472
*	Fabrinet	99,906	11,311
*	Diodes Inc.	120,368	10,814
*	Box Inc. Class A	378,225	10,655
*	Altair Engineering Inc. Class A	140,595	10,310
	Advanced Energy Industries Inc.	101,742	9,986
*	Synaptics Inc.	107,219	9,225
*	Blackbaud Inc.	125,610	9,215
	Vishay Intertechnology Inc.	351,033	9,050
*	MACOM Technology Solutions Holdings Inc. Class H	146,651	8,774
*	CommVault Systems Inc.	120,408	8,391
*	Sanmina Corp.	154,230	8,180
*	Rogers Corp.	50,778	7,996
	Kulicke & Soffa Industries Inc.	150,700	7,969
*,1	MicroStrategy Inc. Class A	26,158	7,890
*	Envestnet Inc.	148,751	7,784
*	Blackline Inc.	149,293	7,774
*	Rapid7 Inc.	159,633	7,618
*	Varonis Systems Inc.	289,237	7,601
*	Appfolio Inc. Class A	52,986	7,585
*,1	DigitalOcean Holdings Inc.	188,584	7,383
*	Ziff Davis Inc.	123,484	7,290
*	Ambarella Inc.	100,207	7,247
*	Perficient Inc.	92,502	7,074
	Progress Software Corp.	116,152	6,969
	Amkor Technology Inc.	274,620	6,805
*	Plexus Corp.	74,298	6,737
*	Alarm.com Holdings Inc.	129,901	6,524
*	FormFactor Inc.	208,322	6,518
*,1	C3.ai Inc. Class A	161,005	6,442
*	PagerDuty Inc.	233,823	6,362
*	Verint Systems Inc.	175,006	6,279
*	Yelp Inc. Class A	182,948	6,129
*	Impinj Inc.	57,970	5,933
*	MaxLinear Inc.	196,635	5,744
*	NetScout Systems Inc.	183,346	5,596
*	Sprout Social Inc. Class A	126,482	5,478
*	Cargurus Inc.	275,957	5,185
*	Fastly Inc. Class A	307,002	4,998
*	Cohu Inc.	127,257	4,879
*	Schrodinger Inc.	145,864	4,879
*	Asana Inc. Class A	199,395	4,762
*	Appian Corp. Class A	108,357	4,641
*	Q2 Holdings Inc.	151,280	4,405
	Xerox Holdings Corp.	309,252	4,351
*	Sitime Corp.	43,833	4,347
	Clear Secure Inc. Class A	174,497	4,312
*	Magnite Inc.	357,872	4,252

		Shares	Market Value ($000)
*	LiveRamp Holdings Inc.	172,176	4,191
*	Ultra Clean Holdings Inc.	122,178	4,188
*	Bumble Inc. Class A	271,833	4,159
	Methode Electronics Inc.	95,734	4,121
*	Parsons Corp.	91,091	4,071
	CSG Systems International Inc.	83,981	4,029
*	Agilysys Inc.	53,613	3,986
	CTS Corp.	85,704	3,914
*	TTM Technologies Inc.	274,267	3,757
*	Semtech Corp.	171,089	3,719
*	Zuora Inc. Class A	342,319	3,694
*	ePlus Inc.	71,781	3,545
*	Credo Technology Group Holding Ltd.	264,194	3,545
*,1	IonQ Inc.	325,772	3,515
*	Photronics Inc.	162,279	3,445
*	PDF Solutions Inc.	81,287	3,434
*	Veradigm Inc.	291,354	3,432
*	PROS Holdings Inc.	112,010	3,396
*	Veeco Instruments Inc.	137,185	3,349
*	Momentive Global Inc.	352,554	3,332
*	Model N Inc.	101,138	3,228
	Shutterstock Inc.	64,825	3,226
*	Cerence Inc.	109,499	3,123
*	SMART Global Holdings Inc.	131,826	2,977
*	3D Systems Corp.	345,615	2,834
*	Yext Inc.	303,494	2,789
	Adeia Inc.	282,530	2,772
*	indie Semiconductor Inc. Class A	288,132	2,737
*	Zeta Global Holdings Corp. Class A	301,466	2,719
*	E2open Parent Holdings Inc.	542,507	2,713
*	Upwork Inc.	327,410	2,685
*	N-Able Inc.	184,621	2,622
*	Everbridge Inc.	108,680	2,610
	A10 Networks Inc.	172,181	2,564
*	TechTarget Inc.	73,543	2,555
*	PAR Technology Corp.	71,506	2,472
*	Squarespace Inc. Class A	82,577	2,427
*	Planet Labs PBC	524,679	2,408
*	ForgeRock Inc. Class A	117,932	2,374
*	AvePoint Inc.	353,064	2,334
*	Digital Turbine Inc.	254,074	2,322
*	Ichor Holdings Ltd.	75,667	2,293
*	Avid Technology Inc.	93,903	2,254
	Benchmark Electronics Inc.	94,246	2,225
	Sapiens International Corp. NV	86,432	2,147
*,1	MicroVision Inc.	446,065	2,092
*	PubMatic Inc. Class A	116,462	2,044
*	ScanSource Inc.	68,414	1,968
	Simulations Plus Inc.	42,324	1,870
*	Consensus Cloud Solutions Inc.	50,686	1,847
*	EngageSmart Inc.	96,334	1,828
*	Matterport Inc.	604,451	1,795
*	nLight Inc.	120,272	1,739
*,1	Xometry Inc. Class A	92,087	1,685
*	Olo Inc. Class A	242,833	1,671
*	Alpha & Omega Semiconductor Ltd.	60,120	1,665
*	Intapp Inc.	39,343	1,663
*	OneSpan Inc.	107,655	1,630

		Shares	Market Value ($000)
*	Kimball Electronics Inc.	64,650	1,603
*	Couchbase Inc.	76,744	1,575
*	CEVA Inc.	61,666	1,543
*	Eventbrite Inc. Class A	210,915	1,531
*,1	Applied Digital Corp.	182,176	1,525
*	Amplitude Inc. Class A	151,928	1,480
*	Alkami Technology Inc.	97,572	1,464
	Ebix Inc.	71,627	1,427
*	Vimeo Inc.	386,872	1,420
*	BigCommerce Holdings Inc. Series 1	175,629	1,400
*	Grid Dynamics Holdings Inc.	144,594	1,388
	PC Connection Inc.	30,543	1,374
*	ACM Research Inc. Class A	129,285	1,307
*	SolarWinds Corp.	133,076	1,238
	Hackett Group Inc.	62,151	1,205
*	MeridianLink Inc.	61,807	1,205
*	Mitek Systems Inc.	113,741	1,185
*	SmartRent Inc.	327,932	1,181
*	Digimarc Corp.	36,785	1,135
*	Domo Inc. Class B	83,208	1,119
	American Software Inc. Class A	85,511	1,089
*,1	Cvent Holding Corp.	123,367	1,047
	ON24 Inc.	113,408	906
*	Cleanspark Inc.	197,354	847
*	Tucows Inc. Class A	26,823	834
*	EverCommerce Inc.	65,084	773
*	Bandwidth Inc. Class A	62,533	744
*	Unisys Corp.	179,307	705
*	LivePerson Inc.	188,839	695
*	Weave Communications Inc.	85,527	669
*	NerdWallet Inc. Class A	69,990	658
*	Rimini Street Inc.	132,225	608
*	Mediaalpha Inc. Class A	65,787	580
*	Enfusion Inc. Class A	72,613	578
*	TrueCar Inc.	233,679	528
*,1	Red Violet Inc.	26,405	521
*,1	Atomera Inc.	55,848	513
*,1	Ouster Inc.	75,022	511
*,1	Vivid Seats Inc. Class A	69,749	510
*	Blend Labs Inc. Class A	505,318	500
*	EverQuote Inc. Class A	53,774	490
*	Telos Corp.	147,174	472
*	Brightcove Inc.	111,396	466
*	NextNav Inc.	179,882	464
*	Identiv Inc.	59,250	431
*	eGain Corp.	56,915	413
*,1	Skillz Inc. Class A	840,843	393
*	AXT Inc.	109,901	375
*	Arteris Inc.	48,282	336
*,1	Veritone Inc.	84,498	333
*	SkyWater Technology Inc.	31,834	326
*	Aeva Technologies Inc.	262,746	315
*,1	Groupon Inc. Class A	58,092	314
*	Porch Group Inc.	220,795	311
*,1	Nutex Health Inc.	675,697	294
*,1	Terawulf Inc.	187,836	282
*,1	Cipher Mining Inc.	105,260	267
*	Innovid Corp.	212,229	263

		Shares	Market Value ($000)
*	1stdibs.com Inc.	64,919	246
*	Rackspace Technology Inc.	153,119	239
*	Transphorm Inc.	60,053	236
*	Upland Software Inc.	79,090	222
*,1	Rigetti Computing Inc.	231,047	217
*	SecureWorks Corp. Class A	26,641	215
*,1	WM Technology Inc.	199,647	204
*,1	Edgio Inc.	365,327	188
*	Viant Technology Inc. Class A	39,514	182
*,1	KORE Group Holdings Inc.	111,223	176
*	LiveVox Holdings Inc.	61,515	170
*,1	Adtheorent Holdings Co. Inc.	95,816	168
*,1	Beachbody Co. Inc.	280,269	136
*,1	Arena Group Holdings Inc.	31,326	132
*,1	Vinco Ventures Inc.	31,365	68
*,1,2	Diebold Nixdorf Inc.	192,718	48
*,1	IronNet Inc.	173,645	39
*,1	Leafly Holdings Inc.	80,782	23
*,1	Cyxtera Technologies Inc.	97,104	16
*,1	Wejo Group Ltd.	151,822	13
*,1	Greenidge Generation Holdings Inc.	3,303	8
*,1	Eightco Holdings Inc.	3,595	6
			725,265
Telecommunications (1.7%)
	Iridium Communications Inc.	338,224	20,307
*	Calix Inc.	155,381	7,242
	Cogent Communications Holdings Inc.	116,238	7,151
*	Extreme Networks Inc.	341,671	7,038
	InterDigital Inc.	80,363	6,673
*	Viavi Solutions Inc.	606,629	5,969
*	Harmonic Inc.	248,807	4,382
*	Digi International Inc.	94,330	3,391
*	Liberty Latin America Ltd. Class C	398,838	2,912
*	Infinera Corp.	524,797	2,572
	Shenandoah Telecommunications Co.	131,683	2,499
*	CommScope Holding Co. Inc.	553,043	2,301
*,1	Lightwave Logic Inc.	306,425	2,271
*	Globalstar Inc.	1,844,483	2,103
*	Gogo Inc.	133,397	2,008
	Adtran Holdings Inc.	208,064	1,854
	Telephone and Data Systems Inc.	271,724	1,815
*	Anterix Inc.	50,108	1,636
*	EchoStar Corp. Class A	91,446	1,442
*	Clearfield Inc.	34,456	1,348
*	Xperi Inc.	112,949	1,336
*	IDT Corp. Class B	41,715	1,268
*	8x8 Inc.	305,896	1,248
	ATN International Inc.	29,440	1,105
*	WideOpenWest Inc.	144,505	1,098
*	NETGEAR Inc.	76,549	1,074
*	Aviat Networks Inc.	30,273	927
*	Ooma Inc.	62,944	838
	Comtech Telecommunications Corp.	70,056	804
*	fuboTV Inc.	506,664	785
*	Consolidated Communications Holdings Inc.	206,241	753
*	Liberty Latin America Ltd. Class A	100,883	738
*	United States Cellular Corp.	40,254	576
*	Akoustis Technologies Inc.	177,938	562

		Shares	Market Value ($000)
*	Ribbon Communications Inc.	194,709	541
*	Cambium Networks Corp.	31,225	490
*	DZS Inc.	54,064	324
*,1	Charge Enterprises Inc.	348,376	318
*,1	Inseego Corp.	228,447	244
*	Casa Systems Inc.	94,882	100
*,1	Kaleyra Inc.	25,623	71
			102,114
Utilities (3.5%)
	New Jersey Resources Corp.	259,959	12,595
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	264,675	12,202
*	Casella Waste Systems Inc. Class A	134,972	12,169
	Ormat Technologies Inc. (XNYS)	141,444	12,037
	Portland General Electric Co.	242,043	11,795
	ONE Gas Inc.	145,465	11,774
	Black Hills Corp.	175,783	10,714
	Southwest Gas Holdings Inc.	181,129	10,601
	PNM Resources Inc.	230,813	10,599
	ALLETE Inc.	155,028	9,235
	Spire Inc.	137,944	8,907
	NorthWestern Corp.	156,835	8,875
	American States Water Co.	99,872	8,871
	California Water Service Group	146,964	8,364
	Avista Corp.	199,644	8,255
	MGE Energy Inc.	98,352	7,058
	Clearway Energy Inc. Class C	221,909	6,375
	Chesapeake Utilities Corp.	47,131	6,019
	SJW Group	72,980	5,585
*,1	Sunnova Energy International Inc.	268,754	4,746
	Northwest Natural Holding Co.	93,729	4,002
	Middlesex Water Co.	47,022	3,826
	Clearway Energy Inc. Class A	94,418	2,595
	Unitil Corp.	42,824	2,256
*	Harsco Corp.	211,866	1,792
*,1	Li-Cycle Holdings Corp.	370,888	1,751
	York Water Co.	38,494	1,633
*	Heritage-Crystal Clean Inc.	42,561	1,411
*,1	Altus Power Inc. Class A	247,220	1,174
	Artesian Resources Corp. Class A	22,093	1,094
*,1	Vertex Energy Inc.	145,191	939
	Excelerate Energy Inc. Class A	50,547	938
*,1	NuScale Power Corp.	84,906	637
	Aris Water Solution Inc. Class A	59,646	548
*	Pure Cycle Corp.	52,612	511
	Global Water Resources Inc.	37,083	433
	Via Renewables Inc. Class A	6,549	69
			212,385
Total Common Stocks (Cost $7,706,202)			6,034,811

		Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[5,6]	Vanguard Market Liquidity Fund, 5.125% (Cost $176,170)	1,762,276	176,192
Total Investments (102.5%) (Cost $7,882,372)			6,211,003
Other Assets and Liabilities—Net (-2.5%)			(148,583)
Net Assets (100%)			6,062,420
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $131,181,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Restricted securities totaling $887,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $150,129,000 was received for securities on loan, of which $150,105,000 is held in Vanguard Market Liquidity Fund and $24,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	393	34,423	(256)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,033,843	887	81	6,034,811
Temporary Cash Investments	176,192	—	—	176,192
Total	6,210,035	887	81	6,211,003
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	256	—	—	256
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.